[Chase Vista Logo]

                           INTERNATIONAL EQUITY FUNDS

                               SEMI-ANNUAL REPORT

                               ------------------

                 Chase Vista.(SM) Setting the Global Standard.


                           CHASE VISTA EUROPEAN FUND

                        CHASE VISTA SOUTHEAST ASIAN FUND

                             CHASE VISTA JAPAN FUND

                     CHASE VISTA LATIN AMERICAN EQUITY FUND

                     CHASE VISTA INTERNATIONAL EQUITY FUND


                                 April 30, 1998
                                  (Unaudited)

                                   HIGHLIGHTS

o  European stock markets recorded strong performance.

o  Uncertain economic conditions hindered Japanese and southeast Asian stocks.

o Latin American markets experienced some spillover from the turmoil in Asia and ended the period with mixed results.


--------------------------------------------------------------------------------
                                    CONTENTS
--------------------------------------------------------------------------------

Chairman's Letter                                                            3

Chase Vista European Fund
  Fund Commentary  o  Portfolio of Investments                               4

Chase Vista Southeast Asian Fund
  Fund Commentary  o  Portfolio of Investments                              14

Chase Vista Japan Fund
  Fund Commentary  o  Portfolio of Investments                              22

Chase Vista Latin American Equity Fund
  Fund Commentary  o  Portfolio of Investments                              28

Chase Vista International Equity Fund
  Fund Commentary                                                           35

Fund Financial Statements                                                   39

Portfolio Financial Statements                                              55

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY, THE
   CHASE MANHATTAN BANK, AND THE SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN MUTUAL FUNDS
    INVOLVE RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------

                              Chase Vista(SM) Funds

                               CHAIRMAN'S LETTER


                                                                   June 10, 1998
Dear Shareholder:


We are pleased to present this semi-annual report for the following Chase Vista international funds for the period ended April 30, 1998:

  o European Fund                  o Latin American Equity Fund
  o Southeast Asian Fund           o International Equity Fund
  o Japan Fund

Europe Led All Regions With Solid Investment Results

European stocks recorded strong performance, as economic conditions on the continent continued to improve. In most countries, interest rates declined and inflation was benign. The decline in interest rates helped make equities more attractive compared to fixed-rate instruments. Subdued inflation gave investors confidence that the economy can enjoy growth without worry of higher consumer prices and squeezed corporate profit margins. Europe also benefited from the ongoing wave of corporate restructurings, which has helped companies reduce costs and improve productivity.

The Japanese stock market struggled as the country's economy remained weak. Early in the year, it appeared the government might take serious steps to improve economic conditions, but those hopes soon faded, and with it so did the market.

The Asian economic crisis weighed heavily on stock prices in the region during the last three months of 1997. However, some countries, particularly those that elected to abide by the International Monetary Fund's recommendations, saw a slight rebound in their markets midway through the period.

Latin American markets recorded mixed investment results, as the crisis in southeast Asia had a spillover effect on its performance. Brazil's market advanced following a pickup in economic activity, while Mexico's market declined due to profit-taking and Venezuela's market slid largely due to a sharp decline in oil prices.

Overall, although it hasn't been an easy period for world equity markets, we at Chase Vista wish to remind you of the important role international investments play in any diversified portfolio. We encourage you to maintain your long-term perspective and investing discipline in the months and years ahead, and look forward to continuing to help you reach your investing goals.



Sincerely,


/s/ Fergus Reid

Fergus Reid
Chairman

                                   Unaudited
                                About Your Fund

                           CHASE VISTA EUROPEAN FUND

--------------------------------------------------------------------------------
                                   FUND FACTS
--------------------------------------------------------------------------------

  Objective:                  Capital growth

  Primary investments:        Common stocks of established companies
                              in western Europe
  Suggested investment
  time frame:                 Long-Term

  Market benchmark:           MSCI Europe Index

  Lipper funds category:      European Funds Average

                              Class A          Class B
                             ---------------- ---------------
  Inception date:             11/2/95          11/3/95

  Newspaper symbol:           Not listed       Not listed

  As of April 30, 1998
  Net assets:                 $20.5 million    $6.2 million


PERFORMANCE

Chase Vista European Fund had a total return of 31.18% (Class A shares, without sales charges) for the six-month period ended April 30, 1998, beating the Lipper European Funds Average, which returned 26.03% for the period.

STRATEGY

A strong economy and improving corporate profitability coupled with superior stock selection helped the Fund post impressive investment results during the period.

The economic backdrop for European equities was excellent: interest rates declined in many countries, inflation remained relatively benign and corporate restructuring continued at a brisk pace.

The Fund realized good performance from a number of stocks across a broad spectrum of industries. These included Mannesmann, a German engineering company that has been transforming itself into a telecommunications firm. The firm enjoyed strong performance from its cellular phone business. ACS, a mid-size building and construction company in Spain, benefited from increased construction spending. The stock of French bank BNP was buoyed by reduced costs and improved corporate earnings following an effective restructuring of its operations.

                                   Unaudited
                                About Your Fund


                           CHASE VISTA EUROPEAN FUND

OUTLOOK

In our opinion, economic and market fundamentals remain solid for European stocks. The creation of the 11-country European Monetary Union slated for January 1, 1999, is also expected to be a positive for the market. The EMU will create a single currency and a market comparable in size to that of the U.S.

Despite the strong performance by European stocks over the past year, we believe that good values can still be found in many sectors. We expect to continue focusing on corporations with a good restructuring story and those we believe are likely to benefit from improving economic conditions in Europe, such as engineering and construction companies as well as consumer cyclicals.



                           CHASE VISTA EUROPEAN FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 4/30/98

                              [PIE CHART OMITTED]

                                                  Composition of
                                                Total Assets as of
                                                     4/30/98
                 Cash/Other                           12.1%
                 Investments                          87.9%

                           CHASE VISTA EUROPEAN FUND
            COMPOSITION OF MARKET VALUE OF INVESTMENTS AS OF 4/30/98

                              [PIE CHART OMITTED]

                                           Composition of Market Value
                                              of Investments as of
                                                    4/30/98
                    Austria                          1.0%
                    Finland                          3.1%
                    France                          13.5%
                    Germany                         15.2%
                    Ireland                          2.9%
                    Italy                            8.4%
                    Netherlands                      7.2%
                    Portugal                         2.7%
                    Spain                            4.2%
                    Switzerland                      6.5%
                    Sweden                           4.0%
                    United Kingdom                  27.9%
                    Other                            3.4%

                                   Unaudited
                                About Your Fund


                           CHASE VISTA EUROPEAN FUND

--------------------------------------------------------------------------------
                         TOP 10 HOLDINGS AS OF 4/30/98
--------------------------------------------------------------------------------

             National Westminister Bank                    4.14%
             Alcatel Alsthom (Cie General EL)              3.27%
             Banque Nationale de Paris                     3.23%
             Shell Transport & Trading PLC                 3.07%
             Allianz AG Holding                            2.85%
             Nokia Oyj                                     2.76%
             Glaxo Welcome PLC                             2.75%
             Unilever PLC                                  2.62%
             HSBC Holdings PLC                             2.59%
             Union Bank of Switzerland                     2.38%

Top 10 holdings comprised 29.66% of Fund's market value of investments. Fund holdings are subject to change at any time.


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/98
--------------------------------------------------------------------------------

                                           Without          With
      Class A Shares                   Sales Charge     Sales Charge
      One Year                             48.32%          39.80%
      Five Years                             N/A             N/A
      Since Inception (11/2/95)            32.83%          29.71%
                                           Without          With
      Class B Shares                       CDSC             CDSC*
      One Year                             47.30%          42.30%
      Five Years                             N/A             N/A
      Since Inception (11/3/95)            31.90%          30.83%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

Sales charge on Class A Shares is 5.75%.

* Assumes 5% CDSC for the one year period and a 4% CDSC for the period since inception.

                                   Unaudited
                                About Your Fund

                           CHASE VISTA EUROPEAN FUND


                  GROWTH OF HYPOTHETICAL $10,000 INVESTMENTS IN
                      CHASE VISTA EUROPEAN FUND -- CLASS A
                             AND ITS KEY BENCHMARKS

                 [PLOT POINTS FOR LINE CHART--GRAPHICS OMITTED]

                       Chase Vista          Lipper European        MSCI Europe
                      European Fund          Funds Average            Index

11/95                   $ 9,525                 $10,000             $10,000

4/96                     10,643                  11,008              10,877

4/97                     13,042                  12,938              13,207

4/30/98                  19,345                  17,884              18,786


Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class A Shares of Chase Vista European Fund, the Lipper European Funds Average and the MSCI Europe Index from November 2, 1995 to April 30, 1998. The performance of the Fund assumes the reinvestment of all dividends and capital gains and includes a 5.75% sales charge. The performance of the average and the index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lipper European Funds Average represents the average performance of a universe of 97 actively managed mutual funds that invest in European stocks. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The MSCI Europe Index is a replica (or model) of the performance of the European markets. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in the index.

International investing involves a greater degree of risk and increased volatility. Changes in currency and exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations. The Fund may also be subject to the additional risk of non-diversified "Regional" fund investing.

Chase Vista European Fund
Portfolio of Investments April 30, 1998 (unaudited)

Shares      Issuer                              Value (USD)
-------------------------------------------------------------
Long-Term Investments -- 96.0%
-------------------------------------------------------------
            Common Stock -- 95.7%
            ---------------------
            Austria -- 1.0%
            Oil & Gas -- 1.0%
   2,147      Schoeller-Bleckmann Oilfield
                Equipment AG*                    $   268,629
                                                 -----------
            Finland -- 3.0%
            Food/Beverage Products -- 0.4%
     540      Raisio Group PLC                        99,117
            Telecommunications -- 2.6%
  10,640      Nokia Oyj                              714,790
                                                 -----------
            Total Finland                            813,907
                                                 -----------
            France -- 13.0%
            Automotive -- 1.0%
     833      Equipements et Composants pour
                l'Industries Automobile              261,897
            Banking -- 4.3%
   9,932      Banque Nationale de Paris              836,777
   4,000      Credit Commercial de France            319,055
                                                 -----------
                                                   1,155,832
                                                 -----------
            Computer Software -- 1.2%
   2,504      Cap Gemini Sogeti SA                   324,975
            Consumer Products -- 1.0%
   8,880      Moulinex*                              263,695
            Diversified -- 1.9%
  13,650      Lagardere SA                           521,705
            Entertainment/Leisure -- 0.5%
   5,000      Parc Asterix, SA*                      128,785
            Telecommunications -- 3.1%
   4,580      Alcatel Alsthom (Cie General El)       848,604
                                                 -----------
            Total France                           3,505,493
                                                 -----------
            Germany -- 14.5%
            Airlines -- 2.0%
  22,700      Deutsche Lufthansa AG                  540,146
            Automotive -- 3.2%
   8,000      Kolbenschmidt Pierburg AG              260,797
     610      Volkswagen AG                          485,757

              See notes to financial statements.

Chase Vista European Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)

Shares      Issuer                                   Value (USD)
------------------------------------------------------------------
Long-Term Investments -- (continued)
------------------------------------------------------------------
   2,500      W.E.T. Automotive Systems AG*           $   125,383
                                                      -----------
                                                          871,937
                                                      -----------
            Banking -- 3.5%
   7,840      Bayerische Vereinsbank AG                   585,434
   6,570      Dresdner Bank AG                            356,966
                                                      -----------
                                                          942,400
                                                      -----------
            Capital Goods -- 1.4%
     480      Mannesmann AG                               380,898
            Diversified -- 0.7%
   3,750      RWE AG                                      191,836
            Food/Beverage Products -- 1.0%
  10,172      Kamps AG*                                   284,556
            Insurance -- 2.7%
   2,405      Allianz AG Holding                          739,795
                                                      -----------

            Total Germany                               3,951,568
                                                      -----------
            Hong Kong -- 2.5%
            Financial Services -- 2.5%
  21,296      HSBC Holdings PLC                           671,902
                                                      -----------
            Ireland -- 2.8%
            Computer Software -- 0.5%
   4,300      IONA Technologies PLC, ADR*                 133,838
                                                      -----------
            Construction Materials -- 1.5%
  27,730      CRH PLC                                     395,647
                                                      -----------
            Real Estate -- 0.8%
  27,942      Green Property PLC                          214,908
                                                      -----------
            Total Ireland                                 744,393
                                                      -----------
            Italy -- 7.7%
            Automotive -- 0.3%
  33,000      Fiat SPA (Preference Shares)                 81,385
            Consumer Products -- 0.9%
  17,000      CSP International Industria Calze
              SPA*                                        231,214
            Insurance -- 2.0%
 181,900      Istituto Nazionale delle Assicurazioni
                (Ordinary Shares)                         543,560

                See notes to financial statements.

Chase Vista European Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)

Shares       Issuer                                Value (USD)
----------------------------------------------------------------
Long-Term Investments -- (continued)
----------------------------------------------------------------
             Oil & Gas -- 1.2%
   54,545      Saipem SPA                           $   313,673
             Printing & Publishing -- 1.3%
   92,000      Poligrafici Editoriale SPA*              269,206
  115,000      Seat SPA*                                 86,577
                                                    -----------
                                                        355,783
                                                    -----------
             Telecomunications -- 2.0%
   72,900      Telecom Italia SPA                       545,120
                                                    -----------
             Total Italy                              2,070,735
                                                    -----------
             Netherlands -- 6.9%
             Business Services -- 3.0%
   15,363      Brunel International NV*                 501,832
    8,600      Koninklijke Ahrend Groep NV              297,944
                                                    -----------
                                                        799,776
                                                    -----------
             Consumer Products -- 0.7%
    4,134      Hagemeyer NV                             197,440
             Retailing -- 3.2%
    7,986      Hunter Douglas NV                        389,317
    7,364      Vendex International NV                  472,342
                                                    -----------
                                                        861,659
                                                    -----------
             Total Netherlands                        1,858,875
                                                    -----------
             Portugal -- 2.6%
             Banking -- 1.6%
   12,557      Banco Comercial Portugues, SA            440,229
             Retailing -- 1.0%
    5,675      Jeronimo Martins & Filho, Sociedade
                 Gestora de Part                        265,317
                                                    -----------
             Total Portugal                           705,546
                                                    -----------
             Spain -- 4.0%
             Banking -- 2.0%
    8,000      Banco Bilbao Vcizcaya, SA                411,508
    1,150      Banco Pastor SA                          130,909
                                                    -----------
                                                        542,417
                                                    -----------
             Telecommunications -- 2.0%
   12,935      Telefonica de Espana SPA                 539,754
                                                    -----------
             Total Spain                              1,082,171
                                                    -----------

               See notes to financial statements.

Chase Vista European Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)

Shares      Issuer                                Value (USD)
---------------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------------
              Russia -- 0.7%
              Telecommunications -- 0.7%
   4,250      Global TeleSystems Group, Inc.
              ADR*                                 $   199,750
                                                   -----------
              Sweden -- 3.8%
              Computer Software -- 0.9%
  11,376      Industri-Matematik International
              Corp.*                                   253,116
              Hotels/Other Lodging -- 1.0%
   5,230      Melia Inversiones Americanas, NV*        260,788
              Insurance -- 1.9%
   7,575      Skandia Forsakrings AB                   527,590
                                                   -----------
              Total Sweden                           1,041,494
                                                   -----------
              Switzerland -- 6.3%

              Banking -- 2.3%
     383      UBS-Union Bank of Switzerland            616,910
              Health Care/Health Care Services -- 2.1%
11
     350      Novartis AG (Registered)                 578,690
              Insurance -- 1.5%
     650      Zurich Versicherungs-Gesellschaft*       396,083
              Photographic Equipment -- 0.4%
     288      Fotolabo SA                               99,652
                                                   -----------
              Total Switzerland                      1,691,335
                                                   -----------
              United Kingdom -- 26.9%
              Aerospace -- 1.2%
   9,338      British Aerospace PLC                    311,950
              Airlines -- 1.3%
  34,100      British Airways PLC                      355,205
              Banking -- 4.0%
  53,620      National Westminster Bank              1,073,142
              Business Services -- 1.0%
  20,639      Delphi Group PLC                         255,707
              Construction -- 2.5%
  30,751      Berkeley Group PLC                       395,901
  24,200      Jarvis PLC                               268,468
                                                   -----------
                                                       664,369
                                                   -----------

               See notes to financial statements.

Chase Vista European Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)

Shares       Issuer                              Value (USD)
--------------------------------------------------------------
Long-Term Investments -- (continued)
--------------------------------------------------------------
             Consumer Products -- 2.5%
   63,704      Unilever PLC                       $   678,488
             Diversified -- 0.9%
   53,015      Cookson Group PLC                      237,558
             Entertainment/Leisure -- 1.0%
   15,250      Granada Group PLC                      262,374
             Financial Services -- 1.5%
   34,800      Legal & General Group PLC              413,991
             Hotels/Other Lodging -- 1.0%
   97,436      Jarvis Hotels PLC*                     259,032
             Oil & Gas -- 3.9%
   46,231      British-Borneo Petro Syndica PLC       266,679
  107,030      Shell Transport & Trading PLC          796,346
                                                  -----------
                                                    1,063,025
                                                  -----------
             Pharmaceuticals -- 2.6%
   25,247      Glaxo Welcome PLC                      713,399
             Real Estate -- 1.0%
  158,022      TBI PLC                                265,538
             Telecommunications -- 2.5%
   40,273      Securicor PLC                          266,652
   36,753      Vodafone Group PLC                     404,655
                                                  -----------
                                                      671,307
                                                  -----------
             Total United Kingdom                   7,225,085
                                                  -----------
             Total Common Stock                    25,830,883
                                                  -----------
             (Cost $22,467,594)
             Rights -- 0.0%
             --------------
             Spain -- 0.0%
             Telecommunications -- 0.0%
    9,235      Telefonica de Espana, SPA, Rights
                 expires 5/7/98                   $     7,150
                                                  -----------
             (Cost $0)

               See notes to financial statements.

Chase Vista European Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)

  Principal
   Amounts
    (USD)    Issuer                             Value (USD)
---------------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------------
             Corporate Notes & Bonds -- 0.3%
             -------------------------------
             Germany -- 0.0%
             Automotive -- 0.0%
$   4,800      Daimler-Benz AG, 5.75%, 06/14/02   $     4,307
                                                  -----------

  Principal
   Amounts
   (Italian
    Lira)
              Italy -- 0.3%
              Banking -- 0.3%
 68,763,200     Banco Intesa SPA, (ITL) 6.30%,
                  01/01/03                             91,389
                                                       ------

              Total Corporate Notes & Bonds --
              (Cost $46,443)                           95,696
================================================================
              Total Investments -- 96.0%          $25,933,729
              (Cost $22,514,037)
================================================================

                 See notes to financial statements.

                                    Unaudited
                                 About Your Fund

                        CHASE VISTA SOUTHEAST ASIAN FUND

--------------------------------------------------------------------------------
                                   FUND FACTS
--------------------------------------------------------------------------------

  Objective:                  Capital growth

  Primary investments:        Stocks of companies in the Pacific Rim,
                              except Japan
  Suggested investment
  time frame:                 Long-Term

  Market benchmark:           MSCI Pacific Ex-Japan Index

  Lipper funds category:      Lipper Pacific Ex-Japan Funds Average

                              Class A         Class B
                              -------         -------
  Inception date:             11/2/95         11/3/95

  Newspaper symbol:           Not listed      Not listed

  As of April 30, 1998
  Net assets:                 $4.3 million    $1.0 million

PERFORMANCE

Chase Vista Southeast Asian Fund had a total return of -10.34% (Class A shares, without sales charges) for the six-month period ended April 30, 1998, beating the Lipper Pacific Ex-Japan Funds Average, which returned -10.92% for the period.

STRATEGY

During the period, the Fund was negatively affected by the wave of economic and currency problems that swept through the region.

The period began with most Asian markets trying to recover from the sharp downturn that started in October and spilled over to most global equity markets. The fallout made Asian equities more attractive on a valuation basis. However, due to the weakness of most economies and currencies throughout the region, investors were not in a buying mood.

As economies stabilized, investors began to show more confidence in the equity markets. In February, several Asian markets recorded solid investment results, as they often do prior to the Chinese new year. But without the strong fundamentals for a sustainable rally, Asian markets gave back most of those gains as the period came to a close.

                                    Unaudited
                                 About Your Fund

                        CHASE VISTA SOUTHEAST ASIAN FUND

OUTLOOK

In recent history, southeast Asian markets have been resilient when negatively impacted by external factors, such as the 1987 U.S. stock market crash, the 1990 Gulf War correction and the 1994 spike in interest rates. The most recent correction, however, was self-induced by fundamental economic problems. While further corrections may produce buying opportunities in markets where economies are improving, we remain cautious on the region.


                        CHASE VISTA SOUTHEAST ASIAN FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 4/30/98

                               [PIE CHART OMITTED]

                                                Composition of
                                              Total Assets as of
                                                   4/30/98

               Cash/Other                           20.1%
               Investments                          79.9%

                        CHASE VISTA SOUTHEAST ASIAN FUND
            COMPOSITION OF MARKET VALUE OF INVESTMENTS AS OF 4/30/98

                              [PIE CHART OMITTED]

                                          Composition of Market Value
                                             of Investments as of
                                                   4/30/98
                        Australia                   28.0%
                        Thailand                     4.8%
                        South Korea                  0.7%
                        Singapore                    7.4%
                        Philippines                  5.9%
                        Malaysia                     6.5%
                        India                        1.4%
                        Hong Kong                   45.3%

                                    Unaudited
                                 About Your Fund

                        CHASE VISTA SOUTHEAST ASIAN FUND

--------------------------------------------------------------------------------
                         TOP 10 HOLDINGS AS OF 4/30/98
--------------------------------------------------------------------------------
  HSBC Holdings PLC                                                    9.30%
  Cheung Kong Holdings Ltd.                                            6.34%
  Woodside Petroleum Limited                                           5.94%
  QBE Insurance Group, Ltd.                                            5.88%
  Hutchison Whampoa                                                    5.47%
  Sun Hung Kai Properties, Ltd.                                        4.98%
  Publishing & Broadcasting Ltd.                                       4.89%
  National Australia Bank, Ltd.                                        4.63%
  Futuris Corp. Ltd.                                                   4.59%
  New World Infrastructure Ltd.                                        3.90%


Top 10 holdings comprised 55.92% of the Fund's market value of investments. Fund holdings are subject to change at any time.



--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/98
--------------------------------------------------------------------------------
                                      Without            With
  Class A Shares                   Sales Charge      Sales Charge
  One Year                            -36.19%           -39.86%
  Five Years                            N/A               N/A
  Since Inception (11/2/95)           -10.25%           -12.35%
                                      Without            With
  Class B Shares                       CDSC              CDSC*
  One Year                            -36.72%           -39.88%
  Five Years                            N/A               N/A
  Since Inception (11/3/95)           -10.94%           -12.39%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund is currently waiving certain fees. The voluntary waiver may be modified or terminated at any time, which would reduce performance.

Sales charge on Class A Shares is 5.75%.

* Assumes a 5% CDSC for the one year period and a 4% CDSC for the period since inception.

                                    Unaudited
                                 About Your Fund

                        CHASE VISTA SOUTHEAST ASIAN FUND

                 GROWTH OF HYPOTHETICAL $10,000 INVESTMENTS IN
                  CHASE VISTA SOUTHEAST ASIAN FUND -- CLASS A
                             AND ITS KEY BENCHMARKS

                 [PLOT POINTS FOR LINE CHART--GRAPHICS OMITTED]

                   Chase Vista             Lipper Pacific         MSCI Pacific
               Southeast Asian Fund     Ex-Japan Funds Avg.      Ex-Japan Index
11/95                 $ 9,525                $10,000                $10,000

4/96                   11,497                 11,171                 11,612

4/97                   11,397                 10,730                 11,090

4/30/98                 7,272                  7,150                  7,662


Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results.

Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class A Shares of Chase Vista Southeast Asian Fund, the Lipper Pacific Ex-Japan Funds Average and the MSCI Pacific Ex-Japan Index from November 2, 1995 to April 30, 1998. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a 5.75% sales charge. The performance of the average and the index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lipper Pacific Ex-Japan Funds Average represents the average performance of a universe of 82 actively managed mutual funds that invest in Asian stock markets with exception of Japan. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The MSCI Pacific Ex-Japan Index is a replica (or model) of the performance of the Pacific regional equity markets, excluding Japan. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in the index.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations. The Fund may also be subject to the additional risk of non-diversified "Regional" fund investing.

Chase Vista Southeast Asian Fund
Portfolio of Investments April 30, 1998 (unaudited)

Shares       Issuer                                 Value (USD)
-----------------------------------------------------------------
Long-Term Investments -- 80.5%
-----------------------------------------------------------------
             Common Stock -- 80.4%
             -------------------------------------
             Australia -- 22.6%
             Banking -- 3.7%
   14,000      National Australia Bank, Ltd.         $ 198,986
             Diversified -- 3.7%
  196,452      Futuris Corp. Ltd.                      197,247
             Insurance -- 4.7%
   55,000      QBE Insurance Group, Ltd.               252,446
             Multi-Media -- 4.0%
   44,000      Publishing & Broadcasting Ltd.          210,276
             Oil & Gas -- 6.5%
  151,000      Energy Equity Corp. Ltd.*                90,573
   39,000      Woodside Petroleum Ltd.                 255,034
                                                     ---------
                                                       345,607
                                                     ---------
             Total Australia                         1,204,562
                                                     ---------
             Hong Kong -- 36.2%
             Banking -- 10.2%
   57,000      Guoco Group Ltd                         142,757
   14,000      HSBC Holdings PLC                       399,429
                                                     ---------
                                                       542,186
                                                     ---------
             Consumer Products -- 0.6%
   31,000      Guangdong Kelon Elec Holding Ltd.,
                 Class H*                               31,816
             Diversified -- 6.5%
   37,000      Citic Pacific Ltd.                      113,684
   38,000      Hutchison Whampoa                       234,984
                                                     ---------
                                                       348,668
                                                     ---------
             Electronics/Electrical Equipment -- 3.1%
   78,000      New World Infrastructure Ltd.*          167,660
             Real Estate -- 14.8%
   41,000      Cheung Kong Holdings, Ltd.              272,590
   52,000      Cheung Kong Infrastructure Holdings,
                 Ltd.                                  131,912
   43,000      China Resources Enterprises Ltd.         73,831
  160,720      HKR International, Ltd.                  96,481

               See notes to financial statements.

Chase Vista Southeast Asian Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)

Shares       Issuer                                  Value (USD)
------------------------------------------------------------------
Long-Term Investments -- (continued)
------------------------------------------------------------------
   36,000      Sun Hung Kai Properties, Ltd.          $ 213,786
                                                      ---------
                                                        788,600
                                                      ---------
             Telecommunications -- 1.0%
   28,800      Hong Kong Telecommunications Ltd.         53,911
                                                      ---------
             Total Hong Kong                          1,932,841
                                                      ---------
             India -- 1.4%
             Utilities -- 1.4%
    4,550      BSES Ltd., GDR*                           74,734
                                                      ---------
             Malaysia -- 5.0%
             Agricultural Production/Services -- 1.7%
   35,000      Malakoff Bhd                              91,711
             Conglomerate -- 1.8%
  106,000      Sime Darby Bhd                            93,529
             Construction -- 0.5%
   49,000      Sunway Building Technology Bhd            27,251
             Entertainment/Leisure -- 1.0%
   24,000      Berjaya Sports Toto Bhd                   56,791
                                                      ---------
             Total Malaysia                             269,282
                                                      ---------
             Philippines -- 4.7%
             Real Estate -- 2.0%
  190,680      Ayala Land, Inc.                          74,800
  195,700      SM Prime Holdings, Inc.                   35,094
                                                      ---------
                                                        109,894
                                                      ---------
             Utilities -- 2.7%
   49,900      Manila Electrice Co.                     141,683
                                                      ---------
             Total Philippines                          251,577
                                                      ---------
             Singapore -- 6.0%
             Banking -- 2.7%
   20,400      Development Bank of Singapore, Ltd.
                 (Foreign)                              135,271
    1,700      Development Bank of Singapore Ltd.,
                 A Shares, (Foreign)*                    11,176
                                                      ---------
                                                        146,447
                                                      ---------

               See notes to financial statements.

Chase Vista Southeast Asian Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)

Shares      Issuer                                    Value (USD)
-------------------------------------------------------------------
Long-Term Investments -- (continued)
-------------------------------------------------------------------
            Engineering Services -- 1.6%
  98,000      Singapore Technologies Engineering
                Ltd., (Foreign)*                       $  84,168
            Printing & Publishing -- 1.7%
   8,000      Singapore Press Holdings Ltd.,
                 (Foreign)                                88,412
                                                       ---------
            Total Singapore                              319,027
                                                       ---------
            South Korea -- 0.6%
            Electronics/Electrical Equipment -- 0.6%
   8,000      Daewoo Electronics Company*                 30,049
                                                       ---------
            Thailand -- 3.9%
            Banking -- 1.0%
  22,300      Thai Farmers Bank Public Co., Ltd.
                (Foreign)*                                51,029
            Food/Beverage Products -- 0.4%
  19,000      Thai Theparos Food Product Public
                Co., Ltd. (Foreign)                       22,107
            Oil & Gas -- 1.2%
   6,300      PTT Exploration and Production
                Public Co., Ltd. (Foreign)                66,461
            Printing & Publishing -- 0.2%
   5,000      Siam Sport Syndicate Public Co., Ltd.
                (Foreign)*                                 9,244
            Utilities -- 1.1%
  29,100      Electricity Generating Public Co., Ltd.
                (Foreign)*                                56,432
                                                       ---------
            Total Thailand                               205,273
                                                       ---------
            Total Common Stock                         4,287,345
                                                       ---------
            (Cost $5,351,574)
            Warrants -- 0.1%
            ----------------
            Hong Kong -- 0.0%
            Financial Services --
  44,600      Guangdong Investment, HKD 8.00%,
                Expires 07/30/99                           1,727
                                                       ---------

                See notes to financial statements.

Chase Vista Southeast Asian Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)


Shares      Issuer                              Value (USD)
-------------------------------------------------------------
Long-Term Investments -- (continued)
-------------------------------------------------------------
            Malaysia -- 0.1%
            Construction -- 0.1%
   80,000     Sunway Building Technology, Bhd.,
                5.50%, Expires 7/30/01         $    7,273
                                               ----------
            Total Warrants                          9,000
                                               ----------
            (Cost $83,371)
=============================================================
            Total Investments                  $4,296,345
            (Cost $5,434,945)
=============================================================

              See notes to financial statements.

                                    Unaudited
                                 About Your Fund

                             CHASE VISTA JAPAN FUND

--------------------------------------------------------------------------------
                                   FUND FACTS
--------------------------------------------------------------------------------

  Objective:                  Capital growth

  Primary investments:        Stocks of companies located in Japan

  Suggested investment
  time frame:                 Long-Term

  Market benchmark:           Tokyo SE (Topix) 1st Section

  Lipper funds category:      Japan Equity Funds Average

                              Class A         Class B
                              -------         -------
  Inception date:             11/2/95         11/3/95

  Newspaper symbol:           not listed      not listed

  As of April 30, 1998
  Net assets:                 $3.4 million    $0.6 million

PERFORMANCE

Chase Vista Japan Fund had a total return of -11.91% (Class A shares, without sales charges) for the six-month period ended April 30, 1998. This compares to -7.32% for the Lipper Japan Equity Funds Average.

STRATEGY

Ongoing economic problems and the negative impact of the turmoil in southeast Asia kept downward pressure on Japanese equities. During this time, the fundamentally weaker stocks outperformed the index because they reached their lows back in November and December of last year. The better quality blue chip exporters did not exhibit this type of "V" shaped recovery and so underperformed this move.

In late 1997, problems within the country's financial sector, most notably the failure of Yamaichi Securities, weighed heavily on the market. Then, in January, reports that the Japanese government would introduce an economic stimulus package fueled a double-digit percentage increase by the Nikkei in less than four weeks. However, when the package was unveiled, it was not well received because it placed a heavy emphasis on public works projects and not enough on tax reduction. In turn, the market retreated and, within two months, gave back virtually all of its January gains.

                                    Unaudited
                                 About Your Fund

                             CHASE VISTA JAPAN FUND

In April, another round of disappointing economic data put more pressure on equities, but the market held up fairly well as investors began to discount what they believe will be an attempt by the Japanese government to improve the economy prior to the July election.

OUTLOOK

Our outlook for Japan remains cautious. In our opinion, for Japan to emerge from its recession, the government must introduce a bona fide economic plan that will bolster consumer confidence. Additionally, inefficient companies must begin to work toward restructuring. Until then, we believe that the Japanese market is unlikely to surprise on the upside, though stocks may enjoy a short-term bounce leading up to the July election.


                             CHASE VISTA JAPAN FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 4/30/98

                              [PIE CHART OMITTED]

                                               Composition of
                                             Total Assets as of
                                                  4/30/98

               Cash/Other                          17.4%
               Investments                         82.6%


                             CHASE VISTA JAPAN FUND
            COMPOSITION OF MARKET VALUE OF INVESTMENTS AS OF 4/30/98

                              [PIE CHART OMITTED]

                                        Composition of Market Value
                                            of Investments as of
                                                  4/30/98
               Capital Goods                       16.0%
               Consumer Cyclical                   22.7%
               Consumer Staples                     6.9%
               Energy                               2.7%
               Financial                            3.5%
               Technology                          48.2%

                                    Unaudited
                                 About Your Fund

                             CHASE VISTA JAPAN FUND

--------------------------------------------------------------------------------
                         TOP 10 HOLDINGS AS OF 4/30/98
--------------------------------------------------------------------------------
  Nintendo Company Ltd.                                                    7.74%
  Sony Corp.                                                               7.27%
  Honda Motor Co. Ltd.                                                     6.55%
  Fuji Photo Film Co.                                                      6.43%
  Citizen Watch Co.                                                        5.87%
  Mabuchi Motor                                                            4.88%
  Futaba Corp.                                                             4.82%
  Keyence Corp.                                                            4.46%
  Matsushita Electric Industrial Co., Ltd.                                 4.34%
  Nippon Meat Packers, Inc.                                                4.10%


Top 10 holdings comprised 56.46% of the Fund's market value of investments. Fund holdings are subject to change at any time.


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/98
--------------------------------------------------------------------------------
                                          Without                 With
  Class A Shares                       Sales Charge           Sales Charge
  One Year                                -9.59%                -14.79%
  Five Years                                N/A                   N/A
  Since Inception (11/2/95)               -5.92%                - 8.13%

                                          Without                 With
  Class B Shares                           CDSC                   CDSC*
  One Year                                -10.30%               -14.79%
  Five Years                                N/A                   N/A
  Since Inception (11/3/95)               -6.62%                - 8.14%


Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

Sales charge on Class A Shares is 5.75%.

* Assumes 5% CDSC for the one year period, and a 4% CDSC for the period since inception.

                                    Unaudited
                                 About Your Fund

                             CHASE VISTA JAPAN FUND

                 [PLOT POINTS FOR LINE CHART--GRAPHICS OMITTED]

                 Chase Vista             Lipper Japan          Tokyo SE (Topix)
                 Japan Fund          Equity Funds Average     1st Section Index
11/05             $ 9,515                   $10,261                $10,578

4/96               10,630                    11,502                 11,845

4/97                9,047                     9,109                  8,228

4/30/98             8,179                     8,116                  6,896

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results.

Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class A Shares of Chase Vista Japan Fund, the Lipper Japan Equity Funds Average and the Tokyo SE (Topix) 1st. Section from November 2, 1995 to April 30, 1998. The performance of the Fund assumes the reinvestment of all dividends and capital gains and includes a 5.75% sales charge. The performance of the average and the index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Fund is currently waiving fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lipper Japan Equity Funds Average represents the average performance of a universe of 35 actively managed mutual funds that invest primarily in Japanese stocks. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Tokyo SE (Topix), also known as the Tokyo Price Index, is an unmanaged capitalization-weighted index of all the companies listed on the First Section of the Tokyo Stock Exchange. The index is unmanaged and reflects reinvestment of dividends. An individual cannot invest directly in the index.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the Unites States and other nations. The Fund may be also subject to the additional risk of non-diversified "regional" fund investing.

Chase Vista Japan Fund
Portfolio of Investments April 30, 1998 (unaudited)

Shares      Issuer                                      Value (USD)
---------------------------------------------------------------------
Long-Term Investments -- 82.3%
---------------------------------------------------------------------
            Common Stock -- 82.3%
            ---------------------
            Automotive -- 5.4%
   6,000      Honda Motor Co. Ltd.                       $  217,967
                                                         ----------
            Banking -- 0.9%
   3,000      Bank of Tokyo-Mitsubishi                       37,213
                                                         ----------
            Computer Software -- 2.4%
   2,900      Meitec                                         95,474
                                                         ----------
            Computers/Computer Hardware -- 2.5%
   4,000      Fujitsu Ltd.                                   46,772
   1,000      Nidec Corporation                              53,735
                                                         ----------
                                                            100,507
                                                         ----------
            Consumer Products -- 14.1%
  29,000      Citizen Watch Co.+                            195,338
   9,000      KAO Corp.+                                    132,483
   2,900      Sony Corp.+                                   241,651
                                                         ----------
                                                            569,472
                                                         ----------
            Electronics/Electrical Equipment -- 18.2%
   4,000      Futaba Corp.                                  160,448
   1,100      Keyence Corp.+                                148,354
   2,800      Mabuchi Motor                                 162,325
   9,000      Matsushita Electric Industrial Co., Ltd.      144,403
  10,000      Sumitomo Electric Industries                  119,352
                                                         ----------
                                                            734,882
                                                         ----------
            Entertainment/Leisure -- 1.6%
   3,000      Shimano Inc.                                   66,525
                                                         ----------
            Financial Services -- 2.0%
   3,700      Credit Saison Co., Ltd.                        80,368
                                                         ----------
            Food/Beverage Products -- 5.7%
   7,000      Ashi Breweries                                 91,811
  10,000      Nippon Meat Packers, Inc.                     136,229
                                                         ----------
                                                            228,040
                                                         ----------
            Machinery & Engineering Equipment --  2.6%
  21,000      Tokyo Kikai Seisakusho                        105,373
                                                         ----------
            Manufacturing -- 1.7%
   4,000      Komori Corp.+                                  68,115
                                                         ----------

                 See notes to financial statements.

Chase Vista Japan Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)

Shares      Issuer                           Value (USD)
--------------------------------------------------------------------------
Long-Term Investments -- (continued)
--------------------------------------------------------------------------
            Oil & Gas -- 2.2%
  40,000      Osaka Gas Co.                                   $   89,911
                                                              ----------
            Personal Services -- 2.9%
   2,000      Secom Co., Ltd.                                    118,066
                                                              ----------
            Photographic Equipment -- 5.3%
   6,000      Fuji Photo Film                                    213,880
                                                              ----------
            Printing & Publishing -- 3.2%
  11,000      Toppan Printing Co. Ltd.                           130,954
                                                              ----------
            Real Estate -- 2.9%
  15,000      Hankyu Realty+                                      71,066
   2,000      Tachihi Enterprise Co. Ltd.                         47,378
                                                              ----------
                                                                 118,444
                                                              ----------
            Retailing -- 2.3%

   2,700      Matsumotokiyoshi                                    93,385
                                                              ----------
            Toys & Games -- 6.4%
   2,800      Nintendo Company Ltd.                              257,262
==========================================================================
            Total Investments -- 82.3%                        $3,325,838
            (Cost $3,581,624)
==========================================================================

Purchased Short Index Futures
-----------------------------

                              Number
               Expiration       of      Original   Value at    Unrealized
 Description      Date      Contracts     Cost     04/30/98  Appreciation
--------------------------------------------------------------------------
NIM
Nikkei 225    June 1998        6       $360,410   $353,175       $7,235
--------------------------------------------------------------------------

                     See notes to financial statements.

                                    Unaudited
                                 About Your Fund

                     CHASE VISTA LATIN AMERICAN EQUITY FUND

--------------------------------------------------------------------------------
                                   FUND FACTS
--------------------------------------------------------------------------------

  Objective:                  Capital growth

  Primary investments:        Stocks of companies located in countries
                              throughout Latin America
  Suggested investment
  time frame:                 Long-Term

  Market benchmark:           MSCI EMF Latin America Index

  Lipper funds category:      Latin American Funds Average

                              Class A         Class B
                             --------------- -----------------
  Inception date:             12/1/97         3/24/98

  Newspaper symbol:           not listed      not listed

  As of April 30, 1998
  Net assets:                 $8.7 million    $0.004 million

PERFORMANCE

Chase Vista Latin American Equity Fund had a cumulative total return of 0.80% (Class A shares, without sales charges) from its inception on December 1, 1997 through April 30, 1998. This compares to 2.21% for the Lipper Latin American Fund's Average.

STRATEGY

The Fund benefited from improving economic conditions in Brazil and was hindered by the global effects of the economic and currency crisis in Asia and a market downturn in Mexico and Venezuela.

The Fund enjoyed good performance due to its exposure to mid-cap and large private sector stocks, which out-performed the stocks of large public-sector corporations. Many of the stocks that performed well are located in Brazil. These companies benefited from the pickup in economic activity within that country and recovered from the Asian economic and financial crisis during the first four months of 1998. The Fund currently has more of its assets invested in Brazil than in any other country.

The problems in Asia were a drag on the Fund's performance in January and again in April. The Mexican stock market was a victim of profit-taking, following strong performance during the last quarter of 1997. Venezuela, whose major resource is oil, saw its market decline due to falling oil prices and investor concerns over the uncertainty of the country's upcoming elections.

                                    Unaudited
                                 About Your Fund

                     CHASE VISTA LATIN AMERICAN EQUITY FUND

OUTLOOK

Our long-term outlook for stocks in Latin America is favorable. Due to the impact of the Asian crisis on emerging markets, it is our opinion that valuations in the region are more attractive, on balance, than they were last year at this time. Governments are committed to economic reform, and corporations are restructuring operations to improve profitability in order to compete in the global economy. As we look ahead, we continue to believe the best opportunities can be found in Brazil and Mexico, but we also expect to remain diversified throughout the region as we seek to enhance performance and limit downside risk.


                     CHASE VISTA LATIN AMERICAN EQUITY FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 4/30/98

                              [PIE CHART OMITTED]

                                                Composition of
                                              Total Assets as of
                                                   4/30/98
               Cash/Other                            0.6%
               Investments                          99.4%


                     CHASE VISTA LATIN AMERICAN EQUITY FUND
            COMPOSITION OF MARKET VALUE OF INVESTMENTS AS OF 4/30/98

                              [PIE CHART OMITTED]

                                        Composition of Market Value
                                            of Investments as of
                                                   4/30/98
               Argentina                             9.4%
               Brazil                               47.2%
               Chile                                 6.3%
               Mexico                               29.3%
               Peru                                  2.2%
               Venezuela                             4.2%
               Other                                 1.4%

                                    Unaudited
                                 About Your Fund

                     CHASE VISTA LATIN AMERICAN EQUITY FUND

--------------------------------------------------------------------------------
                         TOP 10 HOLDINGS AS OF 4/30/98
--------------------------------------------------------------------------------

  Confab Industrial SA (Preference Shares)                       6.05%
  Tubos de Acero de Mexico SA                                    5.49%
  CIA Siderurgica Tubarao                                        5.49%
  Telecomunicacoes Brasileiros SA, ADR                           5.31%
  YPF Sociedad, ADR                                              4.77%
  Siderca SA                                                     4.59%
  Telecomunicacoes de Sao Paulo SA TELESP, (Preference Shares)   4.45%
  Telefonos de Mexico SA, Ser. L ADR                             4.24%
  Compania Anonima Nacional Telefonos de
   Venezuela (CANTV) ADR                                         4.23%
  Gerdau Metalurgica SA, (Preference Shares)                     4.05%

Top 10 holdings comprised 48.67% of the Fund's market value of investments. Fund holdings are subject to change at any time.

--------------------------------------------------------------------------------
                    CUMULATIVE TOTAL RETURNS AS OF 4/30/98+
--------------------------------------------------------------------------------

                                       Without           With
  Class A Shares                    Sales Charge     Sales Charge
  One Year                                N/A            N/A
  Five Years                              N/A            N/A
    Since Inception (12/1/97)            0.80%          -3.99%

                                        Without          With
  Class B Shares                         CDSC            CDSC*
  One Year                                N/A            N/A
  Five Years                              N/A            N/A
  Since Inception (12/1/97)+             0.80%          -3.20%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

Sales charge on Class A Shares is 5.75%.

*  Assumes 5% CDSC for the period since inception.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations. The Fund may be also subject to the additional risk of non-diversified "regional" fund investing.

+ The Fund commenced operations on 12/1/97. Class B Shares were introduced on 3/24/98. Investors should note that information presented for Class B Shares prior to their introduction is based upon historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the B Shares. Additionally, annualized figures have been restated to reflect the maximum 5% contingent deferred sales charge that applies to the Fund's B Shares.

Chase Vista Latin American Equity Fund
Portfolio of Investments April 30, 1998 (unaudited)

Shares       Issuer                                    Value (USD)
--------------------------------------------------------------------
Long-Term Investments -- 98.3%
--------------------------------------------------------------------
             Common Stock -- 98.3%
             ---------------------
             Argentina -- 9.3%
             Oil & Gas -- 4.8%
    11,900     YPF Sociedad, ADR                            $ 415,011
             Steel -- 4.5%
   163,000     Siderca SA                                     399,398
                                                            ---------
             Total Argentina                                  814,409
                                                            ---------
             Brazil -- 47.0%
             Appliances & Household Durables -- 0.5%
   340,000     Brasmotor SA                                    46,957
             Food/Beverage Products -- 4.0%
   400,000     Sadia Concordia SA Industria e Comercio        286,709
   100,000   Sadia Frigobras SA Industria e Comercio           69,929
                                                            ---------
                                                              356,638
                                                            ---------
             Machinery & Engineering Equipment -- 1.6%
 7,000,000     Industrias Romi SA (Preference Shares)         140,732
             Paper/Forest Products -- 1.1%
   145,000     Industrias Klabin de Papel e Celulose SA        92,525
             Steel -- 15.6%
26,800,000     CIA Siderurgica Turbarao                       477,894
   252,100     Confab Industrial SA (Preference Shares)       526,669
 8,240,000     Gerdau Metalurgica SA (Preference Shares)      352,931
                                                            ---------
                                                            1,357,494
                                                            ---------
               Telecommunications -- 9.7%
     3,800     Telecomunicacoes Brasileiros SA, ADR           462,888
 1,145,000     Telecomunicacoes de Sao Paulo SA
               TELESP (Preference Shares)                     387,332
                                                            ---------
                                                              850,220
                                                            ---------
               Utilities -- 14.5%
     2,400     Centrais Electricas Brasileiras SA
               Electrobras, ADR                                53,915

                  See notes to financial statements.

Chase Vista Latin American Equity Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)


Shares      Issuer                                  Value (USD)
-----------------------------------------------------------------
Long-Term Investments -- (continued)
-----------------------------------------------------------------
   14,800     Centrais Electricas Brasilieros PN         $ 307,249
3,000,000     Companhia Energetica de Minas Gerais         144,228
2,625,000     Eletropaulo-Eletricidade de Sao Paulo SA     307,469
2,625,000     Empresa Bandeirante de Energia SA*            88,799
2,625,000     Empresa Metropolitana de Aguas e
                Energia SA*                                  4,933
2,625,000     Empresa Paulista de Transmissao de
                Energia Electrica SA*                       17,897
  901,000     Light -- Servicos de Eletricidade SA         344,564
                                                         ---------
                                                         1,269,054
                                                         ---------
            Total Brazil                                 4,113,620
                                                         ---------
            Chile -- 6.3%
            Construction Materials -- 2.2%
   20,000     Maderas y Sineteicos SA                      191,250
            Food/Beverage Products -- 0.5%
    1,500     Compania Cervecerias Unidas SA, ADR           41,438
            Retailing -- 1.0%
    5,118     Santa Isabel SA, ADR                          84,447
            Telecommunications -- 2.6%
    9,100     Compania de Telecomunicaciones de
                Chile SA, ADR                              228,069
                                                         ---------
            Total Chile                                    545,204
                                                         ---------
            Mexico -- 29.3%
            Automotive -- 1.4%
   93,000     Consorcio Grupo Dina SA*                     120,501
            Broadcasting -- 2.7%
   12,000     Grupo Televisa SA, Ser. CPO*                 236,055
            Construction -- 3.3%
   57,000     Cemex SA de CV, Ser. CPO                     284,344
            Diversified -- 3.7%
   60,000     ALFA, SA de C.V., Class A                    325,813
            Food/Beverage Products -- 2.0%
  150,000     Sistema Argos SA                             171,034

                See notes to financial statements.

Chase Vista Latin American Equity Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)

Shares       Issuer                                     Value (USD)
-------------------------------------------------------------------
Long-Term Investments -- (continued)
-------------------------------------------------------------------
             Home Building Construction -- 1.7%
   21,000      Corporacion GEO, SA de C.V., Ser. B*      $ 144,708
             Hotels/Other Lodging -- 0.8%
   98,000      Grupo Posadas SA*                            70,878
             Paper/Forest Products -- 1.3%
  146,000      Empaques Ponderosa, SA de CV, Ser. B*       113,504
             Steel -- 8.2%
   51,000      Hylsamex SA, BCP                            235,490
   26,000      Tubos de Acero de Mexico SA                 478,071
                                                         ---------
                                                           713,561
                                                         ---------
             Telecommunications -- 4.2%
  130,000      Telefonos de Mexico SA, Ser. L, ADR         369,043
                                                         ---------
             Total Mexico                                2,549,441
                                                         ---------
             Peru -- 2.2%
             Telecommunications -- 2.2%
    8,500      CPT Telefonica del Peru SA, ADR             188,063
                                                         ---------
             Venezuela -- 4.2%
             Telecommunications -- 4.2%
   11,000      Compania Anonima Nacional
                 Telefonos de Venezuela (CANTV) ADR        368,500
                                                         ---------
             Total Common Stock                          8,579,237
             (Cost $8,124,008)
===================================================================
             Total Long Term Investments                 8,579,237
             (Cost $8,124,008)
===================================================================

  Principal
    Amount
    (USD)
-------------------------------------------------------------------
Short-Term Investments -- 1.5%
-------------------------------------------------------------------
              U. S. Government Agency Obligations -- 1.5%
              -------------------------------------------
$  130,000      Federal Home Loan Bank, Discount  Note,    130,000
              (Cost $130,000)
===================================================================
              Total Investments -- 99.8%                $8,709,237
              (Cost $8,254,008)
===================================================================

                 See notes to financial statements.

Chase Vista Latin American Equity Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)

Index

# -- Security may only be sold to qualified institutional buyers.

+ -- All or a portion of this security is pledged.

* -- Non income producing security.

ADR -- American Depository Receipt.

GDR -- Global Depositary Receipt.

HKD -- Hong Kong Dollar.

ITL -- Italian Lira.



                       See notes to financial statements.

                                    Unaudited
                                 About Your Fund

                      CHASE VISTA INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
                                   FUND FACTS
--------------------------------------------------------------------------------

  Objective:                     Capital growth

  Primary investments:           Common stocks of established
                                 overseas companies
  Suggested investment
  time frame:                    Long-Term

  Market benchmark:              MSCI EAFE Index

  Lipper funds category:         International Funds Average

                                 Class A             Class B
                                 -------             -------
  Inception date:                12/31/92            11/4/93

  Newspaper symbol:              Intl Eq             IntlEq

  As of April 30, 1998
  Net assets:                    $21.1 million       $8.4 million

PERFORMANCE

Chase Vista International Equity Fund had a total return of 19.92% (Class A shares, without sales charges) for the six-month period ended April 30, 1998, beating the Lipper International Funds Average, which returned 16.23% for the period.

STRATEGY

The Fund benefited from its overweighting in Europe, which recorded strong performance, and its underweighting in Japan, which, despite a strong rally in January, registered poor investment results.

Except for a brief downturn late in 1997 due to the Asian crisis, European stocks recorded strong performance in 1997, and for the first four months of 1998. Factors responsible for performance included: declining interest rates, improving corporate earnings, and benign inflation. The Fund enjoyed good investment results from companies in many sectors, most notably finance, telecommunications and health care.

The news on Japanese stocks was not as good. A poor economy coupled with a troubled financial sector kept equity prices under pressure throughout the period. The Japanese market rallied strongly in January on reports the government would introduce a meaningful economic stimulus package. However, that package proved less impressive than expected, causing the market to give back virtually all of its January gains. As for Latin America, the market was flat, though the Fund realized profits on several of its holdings in the region. Asian stocks spent most of the period trying to recover from the blood bath brought on by its underlying economic woes.

                                    Unaudited
                                 About Your Fund

                      CHASE VISTA INTERNATIONAL EQUITY FUND

OUTLOOK

Our outlook for Europe is favorable. In our opinion, though multiples are getting stretched, growth remains strong and inflation appears to be under control. For now, we remain cautious on Japan, however, we believe that the Japanese market may rally in early summer if the government does address the problems of the banking system prior to the July elections. We remain cautious on southeast Asia because the region's fundamental problems are unlikely to be resolved anytime soon. However, as more countries take steps to improve their economies in accordance with the International Monetary Fund, our stance could change. We are neutral on Latin America, and we expect to view any meaningful downturn in Latin America as a prospective buying opportunity.


                     CHASE VISTA INTERNATIONAL EQUITY FUND
                   COMPOSITION OF TOTA;L ASSETS AS OF 4/30/98


                               [PIE CHART OMITTED]

                                                Composition of
                                              Total Assets as of
                                                   4/30/98

               Cash/Other                            5.2%
               Investments                          94.8%


                     CHASE VISTA INTERNATIONAL EQUITY FUND
            COMPOSITION OF MARKET VALUE OF INVESTMENTS AS OF 4/30/98


                              [PIE CHART OMITTED]

                                         Composition of Market Value
                                             of Investments as of
                                                   4/30/98
               Brazil                                4.4%
               Finland                               3.4%
               France                               10.9%
               Germany                              12.5%
               Ireland                               2.6%
               Italy                                 6.6%
               Japan                                 8.4%
               Mexico                                2.6%
               Netherlands                           5.4%
               Poland                                1.4%
               Portugal                              2.1%
               Spain                                 1.3%
               Sweden                                3.8%
               Switzerland                           5.8%
               United Kingdom                       25.2%
               Other                                 3.6%

                                    Unaudited
                                 About Your Fund

                      CHASE VISTA INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
                   PORTFOLIO'S TOP 10 HOLDINGS AS OF 4/30/98
--------------------------------------------------------------------------------

           National Westminster Bank                         4.70%
           Unilever PLC                                      3.65%
           Banque Nationale de Paris                         3.45%
           Nokia Oyj                                         3.09%
           Shell Transport & Trading PLC                     2.83%
           Telecomunicacoes Brasileiros SA, AD  R            2.79%
           Allianz AG Holding                                2.47%
           Glaxo Welcome PLC                                 2.46%
           Union Bank of Switzerland                         2.17%
           Cookson Group PLC                                 2.14%

Top 10 holdings comprised 29.75% of the Portfolio's market value of investments. Fund holdings are subject to change at any time.


--------------------------------------------------------------------------------
             THE FUND'S AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/98+
--------------------------------------------------------------------------------

                                            Without                 With
  Class A Shares                         Sales Charge           Sales Charge
  One Year                                    17.30%                10.56%
  Five Years                                   7.31%                 6.05%
  Since Inception (12/31/92)                   8.59%                 7.39%

                                              Without                With
  Class B Shares                               CDSC                  CDSC*
  One Year                                    16.84%                11.84%
  Five Years                                   6.82%                 6.51%
  Since Inception (12/31/92)  +                8.12%                 7.72%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

Sales charge for Class A Shares is 5.75%.

* Assumes 5% CDSC for the one year period, and a 2% CDSC for the period since inception.

+ The Fund commenced operations on 12/31/92. Class B shares were introduced on 11/4/93. Investors should note that information presented for Class B prior to their introduction is based upon historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the Class B Shares. Additionally, annualized figures have been restated to reflect the maximum 5% contingent deferred sales charge that applies to the Fund's B Shares.

                                    Unaudited
                                 About Your Fund

                      CHASE VISTA INTERNATIONAL EQUITY FUND


                 GROWTH OF HYPOTEHTICAL $10,000 INVESTMSNTS IN
                CHASE VISTA INTERNATIONAL EQUITY FUND -- CLASS A
                             AND ITS KEY BENCHMARKS

                 [PLOT POINTS FOR LINE CHART--GRAPHICS OMITTED]

              Chase Vista          Lipper Internal          MSCI EAFE
          International Fund        Funds Average             Index
12/92          $ 9,525                 $10,000              $10,000

4/93            10,382                  11,397               12,276

4/94            11,605                  13,820               14,355

4/95            11,096                  13,692               15,201

4/96            12,575                  15,884               16,983

4/97            12,598                  16,703               16,879

4/30/98         17,778                  20,104               20,125

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class A Shares of Chase Vista International Equity Fund, the Lipper International Funds Average and the MSCI EAFE Index from December 31, 1992 to April 30, 1998. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a 5.75% sales charge. The performance of the average and the index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Fund is currently waiving fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lipper International Funds Average represents the average performance of a universe of 539 actively managed international stock funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The MSCI EAFE (Europe, Australia, Far East) Index is a replica (or model) of the performance of the world's equity markets, excluding the U.S. and Canada. The Index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in the Index.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the Unites States and other nations.

Chase Vista Funds
Statement of Assets and Liabilities April 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                                                      Latin
                                                   Southeast                         American   International
                                    European         Asian           Japan            Equity       Equity
                                      Fund            Fund            Fund             Fund         Fund
                                  -----------      ----------      ----------       ----------   -----------
ASSETS:
  Investments, at value
   (Note 1) ..................... $25,933,729      $4,296,345      $3,325,838       $8,709,237   $29,598,819
  Cash ..........................   2,928,301         353,003         328,837            1,307           --
  Foreign currency ..............     113,024         155,111         110,775               --           --
  Receivables:
   Variation margin .............          --              --           7,235               --           --
   Open forward currency
    contracts ...................          --          18,627          42,665               --           --
   Investment securities
    sold ........................     171,162         508,027         239,943               --           --
   Interest and dividends .......     105,233          35,664           7,693           49,323           --
   Trust shares sold ............     244,771          24,479           1,200               --      300,127
   Expense reimbursement
    from Distributor ............       2,407           3,000          10,000               --           --
  Other assets ..................         277             287           7,753               --       24,162
                                  -----------      ----------      ----------       ----------   -----------
    Total assets ................  29,498,904       5,394,543       4,081,939        8,759,867   29,923,108
                                  -----------      ----------      ----------       ----------   -----------
LIABILITIES:
  Payables:
   Investment securities
    purchased ...................   2,360,263              --              --               --           --
   Trust shares redeemed ........          --           4,934           3,750               --      377,594

   Open forward currency
    contracts ...................          --           3,214           3,011               --           --
  Accrued liabilities: (Note 2)
   Administration fees ..........       2,055              --              --               --           --
   Distribution fees ............       7,543             731             792            1,826        9,609
   Investment advisory fees             4,110              --              --               --           --
   Shareholder servicing
    fees ........................       1,203              --             132               --        6,119
   Custodian ....................      16,173          13,643           3,750           20,074           --
   Other ........................     100,831          33,459          30,895           11,705       70,699
                                  -----------      ----------      ----------       ----------   -----------
    Total Liabilities ...........   2,492,178          55,981          42,330           33,605      464,021
                                  -----------      ----------      ----------       ----------   -----------
NET ASSETS:
  Paid in capital ...............  21,165,198       9,875,123       5,661,535        8,185,519   23,605,581
  Accumulated undistributed
   net investment income
   (loss) .......................      32,845          22,835        (114,077)          91,115       36,284
  Accumulated undistributed net
   realized gain (loss) on
   investment transactions ......   2,398,215      (3,436,902)     (1,295,963)          (5,449)   2,264,882
  Net unrealized appreciation
   (depreciation) of
   investments and futures ......   3,410,468      (1,122,494)       (211,886)         455,077    3,552,340
                                  -----------      ----------      ----------       ----------   -----------
Total Net Assets ................ $27,006,726      $5,338,562      $4,039,609       $8,726,262   $29,459,087
                                  ===========      ==========      ==========       ==========   ===========
Shares Outstanding:
  Class A Shares ................   1,293,814         597,709         429,453          865,017    1,476,975
  Class B Shares ................     397,691         143,478          79,727              413      623,716
Net Asset Value:
  Class A Shares (and
   redemption price) ............ $     16.02      $     7.23      $     7.95       $    10.08   $    14.07
  Class B Shares* ............... $     15.79      $     7.10      $     7.87       $    10.08   $    13.92
Class A Maximum Public
 Offering Price Per Share
  (net asset value plus 4.75%
  of net asset value per share)   $     16.82      $     7.59      $     8.35       $    10.58   $    14.77
Cost of foreign currency ........ $   112,842      $  158,443      $  111,297       $       --   $       --
Cost of investments ............. $22,514,037      $5,434,945      $3,581,624       $8,254,008   $       --

--------------
* Redemption price may be reduced by contingent deferred sales charge. See notes to financial statements.

                       See notes to financial statements.

Chase Vista Funds
Statement of Operations For the six month period ended April 30, 1998 (unaudited)
--------------------------------------------------------------------------------
                                                                                        Latin
                                                         Southeast                    American   International
                                          European         Asian         Japan         Equity       Equity
                                            Fund            Fund          Fund          Fund*        Fund
                                         ----------    ------------    ----------     --------    ----------
INVESTMENT INCOME:
  Dividend ...........................   $  167,146    $     61,209    $   14,582     $124,616     $       --
  Interest ...........................        3,268          32,888        25,718       16,435             --
  Investment income from
   Portfolio .........................           --              --            --           --        258,538
  Foreign taxes withheld .............      (18,774)         (4,155)       (2,187)        (646)       (21,511)
  Expenses from Portfolio ............           --              --            --           --       (112,662)
                                         ----------    ------------    ----------     --------     ----------
   Total investment income ...........      151,640          89,942        38,113      140,405        124,365
                                         ----------    ------------    ----------     --------     ----------
EXPENSES: (Note 2)
  Shareholder servicing fees .........        4,080           1,419         1,259        7,041         35,063
  Administration fees ................       12,717           4,970         3,756        4,224         14,025
  Distribution fees ..................       30,768          11,122         8,790        7,043         54,208
  Investment Advisory fees ...........       90,422          33,134        25,088       28,162             --
  Custodian fees .....................       40,692          42,064        12,719       23,892             --
  Printing and postage ...............        9,949           6,206         4,137       11,547         17,287
  Professional fees ..................       12,263           5,260         8,880        6,523          7,479
  Registration costs .................       24,875           2,055         9,917        5,712          4,959
  Transfer agent fees ................       32,712          15,944        16,720        9,331         71,348
  Trustees fees and expenses .........          452             166           125          141            420
  Other ..............................       10,206             995         1,256        8,248         17,687
                                         ----------    ------------    ----------     --------     ----------
   Total expenses ....................      269,136         123,335        92,647      111,864        222,476
                                         ----------    ------------    ----------     --------     ----------
Less amounts waived (Note 2E) ........       96,854          40,795        30,601       43,069         26,431
Less expenses borne by the
 Distributor .........................           --          20,298        14,365       19,505          8,600
                                         ----------    ------------    ----------     --------     ----------
  Net expenses .......................      172,282          62,242        47,681       49,290        187,445
                                         ----------    ------------    ----------     --------     ----------
  Net investment income (loss) .......      (20,642)         27,700        (9,568)      91,115        (63,080)
                                         ----------    ------------    ----------     --------     ----------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments ........................    2,386,280      (1,889,112)     (759,612)        (808)     2,515,981
  Futures transactions ...............           --         (72,798)     (164,512)          --       (131,394)
  Foreign currency transactions ......       14,289        (167,587)       98,627       (4,641)      (117,616)
 Change in net unrealized
  appreciation/depreciation on:
   Investments .......................    2,649,435       1,323,173       175,186      455,229      2,833,689
   Futures transactions ..............           --         (45,735)      (65,684)          --             --
   Foreign currency transactions                 --          29,004        66,589         (152)       183,517
                                         ----------    ------------    ----------     --------     ----------
  Net realized and unrealized gain
   (loss) ............................    5,050,004        (823,055)     (649,406)     449,628      5,284,177
                                         ----------    ------------    ----------     --------     ----------
  Net increase (decrease) in net
   assets from operations ............   $5,029,362    $   (795,355)   $ (658,974)    $540,743     $5,221,097
                                         ==========    ============    ==========     ========     ==========

--------------
*  The fund commenced operations 12/1/97.

                       See notes to financial statements.

Chase Vista Funds
Statement of Changes in Net Assets For the periods indicated (unaudited)
--------------------------------------------------------------------------------

                                                          European                     Southeast Asian
                                                            Fund                            Fund
                                               ------------------------------- -------------------------------
                                                   11/01/97          Year          11/01/97          Year
                                                   Through          Ended          Through          Ended
                                                   04/30/98        10/31/97        4/30/98         10/31/97
                                               --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income .......................  $    (20,642)    $    27,889    $      27,700   $      41,847
 Net realized gain (loss) on investments,
  futures and foreign currency transactions ..     2,400,569       2,218,863       (2,129,497)     (1,402,735)
 Change in net unrealized appreciation/
  depreciation on investments, futures
  and foreign exchange .......................     2,649,435         322,275        1,306,442      (2,804,463)
                                                ------------     -----------    -------------   -------------
 Increase (decrease) in net assets from
  operations .................................     5,029,362       2,569,027         (795,355)     (4,165,351)
                                                ------------     -----------    -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ........................      (218,265)        (59,310)          (4,479)             --
 Net realized gain on investment transactions     (1,883,845)       (568,911)              --        (535,632)
 Tax return of capital .......................            --              --               --         (19,890)
                                                ------------     -----------    -------------   -------------
  Total distributions ........................    (2,102,110)       (628,221)          (4,479)       (555,522)
                                                ------------     -----------    -------------   -------------
 Net increase (decrease) in net assets from
  shares of beneficial interest transactions       8,896,655       6,693,863       (1,479,266)      2,665,871
                                                ------------     -----------    -------------   -------------
  Total increase (decrease) ..................    11,823,907       8,634,669       (2,279,100)     (2,055,002)
NET ASSETS:
 Beginning of period .........................    15,182,819       6,548,150        7,617,662       9,672,664
                                                ------------     -----------    -------------   -------------
 End of period ...............................  $ 27,006,726     $15,182,819    $   5,338,562   $   7,617,662
                                                ============     ===========    =============   =============


                                                                              Latin American
                                                        Japan Fund             Equity Fund*     International Equity Fund
                                               ----------------------------- ---------------- ------------------------------
                                                   11/01/97         Year         12/01/97         11/01/97         Year
                                                   Through         Ended          Through         Through          Ended
                                                   04/30/98       10/31/97       04/30/98         04/30/98       10/31/97
                                               --------------- ------------- ---------------- --------------- --------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income .......................  $      (9,568)  $  (57,439)     $   91,115     $    (63,080)   $   (159,743)
 Net realized gain (loss) on investments,
  futures and foreign currency transactions ..       (825,497)      18,951          (5,449)       2,266,971       1,200,584
 Change in net unrealized appreciation/
  depreciation on investments, futures
  and foreign exchange .......................        176,091     (103,293)        455,077        3,017,206          (2,047)
                                                -------------   ----------      ----------     ------------    ------------
 Increase (decrease) in net assets from
  operations .................................       (658,974)    (141,781)        540,743        5,221,097       1,038,794
                                                -------------   ----------      ----------     ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ........................       (285,431)    (113,008)             --         (123,572)        (70,477)
 Net realized gain on investment transactions              --           --              --         (678,827)     (1,359,426)
 Tax return of capital .......................             --           --              --               --              --
                                                -------------   ----------      ----------     ------------    ------------
  Total distributions ........................       (285,431)    (113,008)             --         (802,399)     (1,429,903)
                                                -------------   ----------      ----------     ------------    ------------
 Net increase (decrease) in net assets from
  shares of beneficial interest transactions       (1,916,704)   2,213,206       8,185,519       (6,215,655)     (1,076,165)
                                                -------------   ----------      ----------     ------------    ------------
  Total increase (decrease) ..................     (2,861,109)   1,958,417       8,726,262       (1,796,957)     (1,467,274)
NET ASSETS:
 Beginning of period .........................      6,900,718    4,942,301              --       31,256,044      32,723,318
                                                -------------   ----------      ----------     ------------    ------------
 End of period ...............................  $   4,039,609   $6,900,718      $8,726,262     $ 29,459,087    $ 31,256,044
                                                =============   ==========      ==========     ============    ============

-------
* The fund commenced operations 12/01/97

                       See notes to financial statements.

Chase Vista Funds
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies -- Mutual Fund Group (the "Trust") was organized on May 11, 1987 as a Massachusetts Business Trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. Effective March 16, 1998, the Vista Family of Mutual Funds changed its name to the Chase Vista Funds. European Fund ("CVEF"), Southeast Asian Fund ("CVSEAF"), Japan Fund ("CVJF"), Latin American Equity Fund ("CVLAEF") and International Equity Fund ("CVIEF"), collectively, the "Funds", are five separate series of the Trust. CVEF, CVSEAF and CVJF commenced operations on November 2, 1995, CVLAEF commenced operations on December 1, 1997. The Funds each offer two classes of shares. Class A shares generally provide for a front-end sales charge while Class B shares provide for a contingent deferred sales charge. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan.

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    A. CVIEF

    Since inception, the CVIEF has utilized the Master Feeder Fund Structure. CVIEF seeks to achieve investment objective by investing all of its investable assets of the Fund in the International Equity Portfolio (the "Portfolio"). The Portfolio, like the Fund, is an open-end management investment company having the same investment objectives as the Fund. As of April 30, 1998 CVIEF owned 99.99% of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund.

        1. Valuation of Investments -- CVIEF records its investments in the Portfolio at value. Securities of the Portfolio are recorded at value as more fully discussed in the notes to those financial statements.

        2. Foreign Currency Translations -- The books and records of the Portfolio are maintained in U.S. dollars, the foreign currency translation policy is more fully discussed in the notes to those financial statements.

        3. Investment Income -- CVIEF records daily its pro-rata share of the Portfolio's income expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses daily as incurred. Realized gain/losses and changes in unrealized appreciation/depreciation represent the Fund's share of such elements allocated from the Portfolio.

    B.  CVEF, CVSEAF, CVJF and CVLAEF

        1. Valuation of Investments -- Equity securities, purchased options and futures are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the last quoted bid price. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to

Chase Vista Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

        maturity at time of purchase are valued at amortized cost, which approximates market.

        Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

        2. Repurchase Agreements -- It is the Trust's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Trust's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.

        3. Futures Contracts -- When a fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the fund makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled. At April 30, 1998, a portion of the foreign currency of the CVSEAF and CVJF is restricted in connection with futures transactions.

        The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

        The Funds invest in stock index futures contracts for the purpose of hedging the Fund against share price volatilty, which purpose may or may not be achieved. When the Fund is not fully invested in the securities market, it may enter into "long" positions in futures or options contracts in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities intended for purchase. Use of long futures contracts subject the Fund to risk of loss up to the amount of the value of the futures contracts as shown in the Portfolio of Investments at April 30, 1998. Use of short futures contracts subject the Fund to unlimited risk.

        4. Written Options -- When a fund writes an option on a futures contract, an amount equal to the premium received by the fund is included in the fund's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded in a corresponding unrealized gain or loss account. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the fund realizes a gain or loss if the cost of the closing transaction exceeds the premium received when the option was written.

        The Funds write options on stock index securities futures. These options are settled for cash and subject the Funds to market risk in excess of the amounts that are reflected in the Statement of Assets and Liabilities. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying a premium at the inception of the contract.

        As of April 30, 1998, the Funds had no outstanding written options.

        5. Foreign Currency Translation -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates, or at the mean of the current bid and

Chase Vista Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

        asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis:

            a. Market value of investment securities and other assets and liabilities: at the closing rate of exchange at the valuation date.

            b. Purchases and sales of investment securities, income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

        Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the periods, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held during the year. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term debt securities sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

        Reported realized foreign currency gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies which are held at period end.

        6. Forward Foreign Currency Exchange Contracts -- The Funds may enter into forward foreign currency contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to hedge the Fund against fluctuations in the value of its assets or liabilities due to change in the value of foreign currencies. Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market". When the forward contract is closed, or the delivery of the currency is made or taken, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchases of currency and in an unlimited amount for sales of currency.

        7. Security Transactions and Investment Income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

    C.  General Policies

        1. Federal Income Taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Trust intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

        2. Distributions to Shareholders -- Dividends paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted

Chase Vista Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

        accounting principles. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

        3. Expenses -- Expenses of the Trust directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each Fund within the trust in relation to the net assets of each Fund or on another reasonable basis. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

2.  Fees and Other Transactions with Affiliates

    A. Investment Advisory Fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank ("Chase" or the "Advisor"), acts as the Investment Advisor to the CVEF, CVSEAF, CVJF, and CVLAEF. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As Investment Advisor, Chase supervises the investments of the Funds and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 1.00% of the average daily net assets of each Fund. The Advisor voluntarily waived all or a portion of its fees as outlined in Note 2.E below.

    Chase Asset Management, Inc. ("CAM"), a registered investment advisor, is the sub-investment advisor to each Fund, pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.50% of each Fund's average daily net assets.

    B. Shareholder Servicing Fees -- The Trust has adopted an Administrative Services Plan for the Class B Shares of all of the Funds and Class A of CVIEF and CVLAEF, which, among other things, provides that the Trust on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For its services, the Shareholder Servicing Agent will receive a fee that is computed daily and paid monthly at an annual rate equal to 0.25% of the average daily net assets of the Class B Shares of each Fund and for the Class A Shares of CVLAEF and CVIEF. No Shareholder Servicing Fees have been charged to Class A Shares of the CVEF, CVSEAF and CVJF.

    Since inception, Chase, and certain affiliates have been the only Shareholder Servicing Agents of the funds.

    C. Distribution and Sub-Administration Fees -- Pursuant to a Distribution and Sub-Administration Agreement, Vista Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee of 0.05% of the average daily net assets of each Fund. The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A and B shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Class A Distribution Plans provide that each Fund shall pay distributions fees, including payments to the Distributor, at annual rates not to exceed 0.25% of the average daily net assets of the Class A Shares of each Fund for distribution services. The Class B Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at an annual rate not to exceed 0.75% of the average annual net assets of the Class B Shares for distribution services.

Chase Vista Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

    The Distributor voluntarily waived all or a portion of its fees as outlined in Note 2.E. below.

    D. Administration Fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust. For these services and facilities, the Administrator receives from CVEF, CVSEAF, CVJF, and CVLAEF a fee computed at the annual rate equal to 0.10% of the respective Fund's average daily net assets and from CVIEF at the annual rate equal to 0.05% of the Fund's average daily net assets. The Administrator voluntarily waived all or a portion of the administration fees as outlined in Note 2.E. below.

    E. Waivers of fees -- For the six months ended April 30, 1998, the Administrator and Investment Adviser voluntarily waived fees for each of the Funds as follows:

                                      CVEF        CVSEAF        CVJF       CVLAEF        CVIEF
                                   ----------   ----------   ---------   ----------   ----------
   Fee Waivers
--------------------------------
   Administration ...............        --      $ 4,970      $ 3,756     $ 4,224      $14,025
   Investment Advisory ..........   $87,185       33,134       25,088      28,162           --
   Distribution fees ............     9,669        2,184        1,612       3,642        8,941
   Shareholder servicing fees ...        --          507          145       7,041        3,465
                                    -------      -------      -------     -------      -------
     Total ......................   $96,854      $40,795      $30,601     $43,069      $26,431
                                    =======      =======      =======     =======      =======
   VFD Reimbursement ............        --      $20,298      $14,365     $19,505      $ 8,600
                                    =======      =======      =======     =======      =======

    F. Other -- Certain officers of the Trust are officers of Vista Fund Distributors, Inc. or of its parent corporation, BISYS. Chase provides portfolio accounting and custody services for CVEF, CVSEAF, CVJF, and CVLAEF. Compensation for such services are presented in the Statement of Operations as custodian fees.

3. Investment Transactions -- For the six months ended April 30, 1998, purchases and sales of investments (excluding short-term investments) were as follows:

                             CVEF          CVSEAF         CVJF         CVLAEF         CVIEF
                        -------------- ------------- ------------- ------------- --------------
Purchases (excluding
  U.S. Government)..... $21,744,717    $8,802,831    $3,996,768    $9,287,440             --
Sales (excluding U.S.
  Government) .........  14,950,513    10,131,539     4,916,270     1,174,038             --
Increases in Portfolio
  Investment ..........          --            --            --            --    $11,662,047
Decreases in Portfolio
  Investment ..........          --            --            --            --     18,884,281

4. Federal Income Tax Matters -- For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at April 30, 1998, are as follows:

                                                                                          Latin
                                                          Southeast                     American
                                          European          Asian            Japan       Equity
                                            Fund             Fund            Fund         Fund
                                        -----------      -----------      ----------   ----------
Aggregate cost ........................ $22,514,097      $ 5,434,945      $3,581,624   $8,254,008
                                        -----------      -----------      ----------   ----------
Gross unrealized appreciation ......... $3,642,035       $   114,509      $  91,034    $  803,496
Gross unrealized depreciation .........   (222,343)       (1,253,109)      (347,275)     (348,267)
                                        -----------      -----------      ----------   ----------
Net unrealized appreciation
  (depreciation) ...................... $3,419,692      ($ 1,138,600)    ($ 256,241)   $  455,229
                                        ===========      ===========      ==========   ==========

Chase Vista Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

5. Transactions in Shares of Beneficial Interest -- Transactions in Shares of Beneficial Interest were as follows:

                                                              European Fund
                                   -------------------------------------------------------------------
                                               11/01/97                             Year
                                               through                             Ended
                                               04/30/98                           10/31/97
                                   --------------------------------   --------------------------------
                                      Amount              Shares        Amount               Shares
             Class A               -----------           --------     ---------             --------
Shares sold ....................    $5,643,148            374,758     $6,046,866             475,708
Shares issued in reinvestment of
  distributions ................    1,109,975              88,802        317,578              26,732
Shares redeemed ................   (1,316,463)            (89,173)    (1,468,167)           (113,203)
                                   ------------           -------     ----------            --------
Net increase (decrease) in Trust
  shares outstanding ...........    $5,436,660            374,387     $4,896,277             389,237
                                   ============           =======     ==========            ========

                                                               European Fund
                                   -------------------------------------------------------------------
                                               11/01/97                            Year
                                                through                            Ended
                                               04/30/98                           10/31/97
                                   ------------------------------     ------------------------------
              Class B                 Amount              Shares        Amount               Shares
                                   -----------           --------     ---------             --------
Shares sold ....................    $3,350,845            227,737     $1,973,442             156,388
Shares issued in reinvestment of

  distributions ................      289,586              23,521         25,246               2,139
Shares redeemed ................     (180,436)            (12,802)      (201,102)            (15,254)
                                   ------------          --------     ----------            --------
Net increase (decrease) in Trust
  shares outstanding ...........    $3,459,995            238,456     $1,797,586             143,273
                                   ============          ========     ==========            ========

                                                            Southeast Asian Fund
                                   -------------------------------------------------------------------
                                               11/01/97                            Year
                                                through                            Ended
                                               04/30/98                           10/31/97
                                   ------------------------------     ------------------------------
              Class A                 Amount              Shares        Amount               Shares
                                   -----------           --------     ---------             --------
Shares sold ....................    $  938,615            126,568     $5,782,426             482,047
Shares issued in reinvestment of
  distributions ................        2,101                 281        336,152              28,019
Shares redeemed ................   (2,570,448)           (343,110)    (3,889,478)           (401,992)
                                   ------------          --------     ----------            --------
Net increase (decrease) in Trust
  shares outstanding ...........   ($ 1,629,732)         (216,261)    $2,229,100             108,144
                                   ============          ========     ==========            ========
                                                            Southeast Asian Fund
                                   -------------------------------------------------------------------
                                               11/01/97                            Year
                                                through                            Ended
                                               04/30/98                           10/31/97
                                   ------------------------------     ------------------------------
              Class B                 Amount              Shares        Amount               Shares
                                   -----------           --------     ---------             --------
Shares sold ....................    $  710,589             92,013     $1,737,310             150,937
Shares issued in reinvestment of
  distributions ................           --                  --         64,154               5,396
Shares redeemed ................     (560,123)            (80,715)    (1,364,693)           (126,869)
                                   ------------          --------     ----------            --------
Net increase (decrease) in Trust
  shares outstanding ...........    $  150,466             11,298     $  436,771              29,464
                                   ============          ========     ==========            ========

Chase Vista Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

                                                                   Japan Fund
                                          -------------------------------------------------------------
                                                      11/01/97                            Year
                                                      through                            Ended
                                                      04/30/98                          10/31/97
                                          ----------------------------------- -------------------------
                                             Amount              Shares         Amount          Shares
               Class A                    -----------           --------      ----------       --------
Shares sold ........................      $   228,436             25,957      $1,738,000        173,317
Shares issued in reinvestment
  of distributions .................           64,699              7,532          22,242          2,417
Shares redeemed ....................       (1,143,776)          (130,291)     (1,482,838)      (157,103)
                                          -----------           --------      ----------       --------
Net increase (decrease) in
  Trust shares outstanding .........     ($   850,641)           (96,802)     $  277,404         18,631
                                          ===========           ========      ==========       ========

                                                                    Japan Fund
                                          -------------------------------------------------------------
                                                      11/01/97                            Year
                                                      through                            Ended
                                                      04/30/98                          10/31/97
                                          ----------------------------------- -------------------------
                                             Amount              Shares         Amount          Shares
                Class B                   -----------           --------      ----------       --------
Shares sold ........................      $   209,253             25,469      $2,065,148        196,578
Shares issued in reinvestment
  of distributions .................           48,223              5,653           6,797            664
Shares redeemed ....................       (1,323,539)          (152,338)       (136,143)       (13,584)
                                          -----------           --------      ----------       --------
Net increase (decrease) in
  Trust shares outstanding .........     ($ 1,066,063)          (121,216)     $1,935,082        183,658
                                          ===========           ========      ==========       ========

                                            Latin American Equity Fund
                                          ------------------------------
                                                       12/01/97*
                                                        through
                                                       04/30/98
                                          ------------------------------
                Class A                      Amount              Shares
                                          -----------            -------
Shares sold ........................      $ 8,576,527            903,856
Shares issued in reinvestment
  of distributions .................               --                 --
Shares redeemed ....................         (395,208)           (38,839)
                                          -----------            -------
Net increase (decrease) in
  Trust shares outstanding .........      $ 8,181,319            865,017
                                          ===========            =======

                                            Latin American Equity Fund
                                          ------------------------------
                                                       12/01/97*
                                                        through
                                                       04/30/98
                                          ------------------------------
                Class B                      Amount              Shares
                                          -----------            -------
Shares sold ........................      $     4,200                413
Shares issued in reinvestment
  of distributions .................               --                 --
Shares redeemed ....................               --                 --
                                          -----------            -------
Net increase (decrease) in
  Trust shares outstanding .........      $     4,200                413
                                          ===========            =======

*Commencement of Operations

Chase Vista Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

                                                   International Equity Fund
                               ---------------------------------------------------------------
                                           11/01/97                           Year
                                           through                           Ended
                                           04/30/98                         10/31/97
                                -----------------------------    -----------------------------
                                    Amount           Shares          Amount           Shares
            Class A             -------------      ----------    -------------      ----------
Shares sold ..................  $   8,036,144         657,223    $  15,571,919       1,239,710
Shares issued in reinvestment
  of distributions ...........        477,099          41,144          981,769          80,407
Shares redeemed ..............    (14,192,613)     (1,142,581)     (17,919,728)     (1,410,777)
                                -------------      ----------    -------------      ----------
Net increase (decrease) in
  Trust shares outstanding ...  $  (5,679,370)       (444,214)   $  (1,366,040)        (90,660)
                                =============      ==========    =============      ==========

                                                   International Equity Fund
                               ---------------------------------------------------------------
                                           11/01/97                           Year
                                           through                           Ended
                                           04/30/98                         10/31/97
                                -----------------------------    -----------------------------
                                    Amount           Shares          Amount           Shares
                Class B             Amount          Shares           Amount          Shares
                                -------------      ----------    -------------      ----------
Shares sold ..................  $   3,893,833         316,723    $   5,139,431         415,783
Shares issued in reinvestment
  of distributions ...........        181,139          15,881          328,637          27,160

Shares redeemed ..............     (4,611,257)       (377,860)      (5,178,193)       (413,069)
                                -------------      ----------    -------------      ----------
Net increase (decrease) in
  Trust shares outstanding ...  $    (536,285)        (45,256)   $     289,875          29,874
                                =============      ==========    =============      ==========

6. Open Forward Foreign Currency Contracts -- The following forward foreign currency contracts were open at April 30, 1998:

                                                    Southeast Asian Fund
                             -------------------------------------------------------------------
                                Delivery                                                 Net
                                 Value                                    Market     Unrealized
                                 (Local         Cost      Settlement      Value      Gain (Loss)
                               Currency)       (USD)         Date         (USD)         (USD)
                             ------------- ------------- ------------ ------------- ------------
Purchases
Australian Dollars .........     857,497   $  553,000     05/06/98    $  559,069     $ 6,069
Sales
Australian Dollars .........   2,281,195   $1,500,000     05/06/98    $1,487,442     $12,558
Australian Dollars .........   1,121,747      728,175     05/06/98    $  731,379    ($ 3,204)
Hong Kong Dollars ..........     600,000       77,449     05/01/98        77,459         (10)

                                                          Japan Fund
                             --------------------------------------------------------------------
Purchases
Japanese Yen ...............  60,985,420   $  466,000     05/20/98       462,989    ($ 3,011)
Sales
Japanese Yen ............... 572,240,280    4,387,000     05/20/98     4,344,335      42,665

Chase Vista Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

7.  Foreign Cash Positions

                                                   European Fund
                               ------------------------------------------------------
                                                            Market    Net Unrealized
                                    Local         Cost       Value      Gain (Loss)
           Currency               Currency       (USD)       (USD)         (USD)
------------------------------  -----------    --------    --------    --------------
Austrian Schilling ...........        4,922    $    382    $    390        $  8
British Pound ................          307         514         514           0
Dutch Guilder ................        1,331         659         659           0
Finnish Markka ...............        5,121         935         940           5
French Franc .................       26,059       4,275       4,330          55
German Deutsche Mark .........       46,269      25,752      25,784          32
Italian Lira .................  115,457,401      65,062      65,158          96
Portuguese Escudo ............      214,440       1,166       1,166           0
Spanish Peseta ...............      820,799       5,392       5,385          (7)
Swiss Franc ..................        3,507       2,349       2,338         (11)
Swedish Krona ................       49,220       6,356       6,360           4
                                               --------    --------        ------
                                               $112,842    $113,024        $182
                                               ========    ========        ======

                                                  Southeast Asian Fund
                               ----------------------------------------------------------
                                                             Market      Net Unrealized
                                   Local         Cost         Value        Gain (Loss)
          Currency               Currency       (USD)         (USD)           (USD)
------------------------------  -----------   --------      --------     --------------
Australian Dollar ..........        7,131        4,651         4,649              (2)
Hong Kong Dollar ...........      619,588       79,995        79,988              (7)
Indonesian Rupiah ..........      315,318           42            39              (3)
Malyasian Ringgit ..........        4,396        1,023         1,175             152
Philippines Peso ...........    2,298,909       60,657        57,258          (3,399)
Singapore Dollar ...........        4,802        3,004         3,033              29
Thai Baht ..................      346,891        9,071         8,969            (102)
                                              --------      --------          --------
                                              $158,443      $155,111         ($3,332)
                                              ========      ========          ========

                                                        Japan Fund
                               -------------------------------------------------------------
Japanese Yen ...............   14,636,687     $111,297      $110,775         ($  522)
                                              ========      ========          ========

8. Concentrations -- At April 30, 1998, substantially all of the Fund's net assets consist of securities of issuers which are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities. Substantially all of CVSEAF's net assets consist of securities which are subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the United States. In addition, certain Asian securities may be subject to substantial governmental involvement in the economy and social economic and political uncertainty.

Chase Vista Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

9. Retirement Plans -- The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as independent trustees for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the six months ended April 30, 1998, included in Trustees Fees and Expenses in the Statement of Operations, and accrued pension liability included in other accrued liabilities, respectively, in the Statement of Assets and Liabilities were as follows:

                                                    Pension     Accrued Pension
                                                   Expenses        Liability
Fund:                                             ----------   ----------------
CVEF ..........................................      $128            $849
CVSEAF ........................................        87             835
CVJF ..........................................        54             438
CVLAEF ........................................        35              35
CVIEF .........................................       129             967

Chase Vista Funds
Financial Highlights (unaudited)
--------------------------------------------------------------------------------

                                                                                  European Fund
                                                     ------------------------------------------------------------------------
                                                                 Class A                               Class B
                                                     ---------------------------------- -------------------------------------
                                                     11/01/97       Year     11/02/95*    11/01/97       Year      11/03/95**
                                                      Through      Ended     Through      Through       Ended      Through
                                                     04/30/98     10/31/97   10/31/96     04/30/98     10/31/97    10/31/96
                                                     --------     --------   --------     --------     --------    --------
Per Share Operating Performance
Net Asset Value, Beginning of Period .............   $ 14.10      $ 11.99    $  10.00     $  13.93     $  11.93     $   9.97
                                                     -------      -------    --------     --------     --------     --------
 Income from Investment Operations:
  Net Investment Income ..........................     0.053        0.048       0.146        0.079        0.047        0.066
  Net Gains or (Losses) in Securities (both
   realized and unrealized) ......................     3.773        3.014       1.929        3.645        2.888        1.961
                                                     -------      -------    --------     --------     --------     --------
  Total from Investment Operations ...............     3.826        3.062       2.075        3.724        2.935        2.027
                                                     -------      -------    --------     --------     --------     --------
Less Distributions:
 Dividends from Net Investment Income ............     0.188        0.102       0.085        0.146        0.084        0.067
 Distributions from Realized Gains ...............     1.718        0.850          --        1.718        0.850           --
 Tax return of capital ...........................       --           --           --           --           --           --
                                                     -------      -------    --------     --------     --------     --------
Total Distributions ..............................     1.906        0.952       0.085        1.864        0.934        0.067
                                                     -------      -------    --------     --------     --------     --------
Net Asset Value, End of Period ...................   $ 16.02      $ 14.10    $  11.99     $  15.79     $  13.93     $  11.93
                                                     =======      =======    ========     ========     ========     ========
Total Return (1)                                       31.18%       28.19%      20.78%       30.70%       27.25%       20.35%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) .........   $20,729      $12,965    $  6,358     $  6,278     $  2,218     $    190
Ratios to Average Net Assets # :
 Ratio of Expenses ...............................      1.76%        1.75%       1.75%        2.52%        2.51%        2.47%
 Ratio of Net Investment Income ..................     (0.10%)       0.32%       1.44%       (0.79%)      (0.30%)       0.80%
 Ratio of Expenses Without Waivers and
  Assumption of Expenses .........................      2.83%        2.84%       3.49%        3.56%        3.58%        3.83%
 Ratio of Net Investment Income Without
  Waivers and Assumptions ........................     (1.18%)      (0.77%)     (0.30%)      (1.82%)      (1.37%)      (0.56%)
Portfolio Turnover Rate ..........................        84%         170%        186%          84%         170%         186%

                                                                                Southeast Asian Fund
                                                   -------------------------------------------------------------------------------
                                                                   Class A                                 Class B
                                                   --------------------------------------- ---------------------------------------
                                                      11/01/97        Year      11/02/95*     11/01/97        Year      11/03/95**
                                                      Through        Ended       Through      Through        Ended       Through
                                                      04/30/98      10/31/97     10/31/96     04/30/98      10/31/97     10/31/96
                                                   ------------- ------------- ----------- ------------- ------------- -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .............   $    8.07     $   11.97    $  10.00     $    7.95     $   11.89     $ 10.01
                                                     ---------     ---------    --------     ---------     ---------     -------
 Income from Investment Operations:
  Net Investment Income ..........................       0.069         0.066      (0.013)           --         0.025      (0.055)
  Net Gains or (Losses) in Securities (both
   realized and unrealized) ......................      (0.903)       (3.305)      1.983        (0.850)       (3.315)      1.935
                                                     ---------     ---------    --------     ---------     ---------     -------
  Total from Investment Operations ...............      (0.834)       (3.239)      1.970        (0.850)       (3.290)      1.880
                                                     ---------     ---------    --------     ---------     ---------     -------
Less Distributions:
 Dividends from Net Investment Income ............       0.006            --          --            --            --          --
 Distributions from Realized Gains ...............                     0.640          --                       0.640          --
 Tax return of capital ...........................          --         0.021          --            --         0.010          --
                                                     ---------     ---------    --------     ---------     ---------     -------
Total Distributions ..............................       0.006         0.661          --            --         0.650          --
                                                     ---------     ---------    --------     ---------     ---------     -------
Net Asset Value, End of Period ...................   $    7.23     $    8.07    $  11.97     $    7.10     $    7.95     $ 11.89
                                                     =========     =========    ========     =========     =========     =======
Total Return (1)                                        (10.34%)      (28.86%)     19.70%       (10.69%)      (29.48)      18.78%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) .........   $   4,320     $   6,566    $  8,451     $   1,018     $   1,051     $ 1,222
Ratios to Average Net Assets # :
 Ratio of Expenses ...............................        1.75%         1.75%       1.74%         2.53%         2.50%       2.52%
 Ratio of Net Investment Income ..................        1.10%         0.42%      (0.12%)       (0.42%)       (0.23%)     (0.90%)
 Ratio of Expenses Without Waivers and
  Assumption of Expenses .........................        3.60%         2.84%       3.26%         4.38%         3.60%       3.70%
 Ratio of Net Investment Income Without
  Waivers and Assumptions ........................       (0.75%)       (0.67%)     (1.64%)       (2.26%)       (1.33%)     (2.08%)
Portfolio Turnover Rate ..........................         166%          234%        149%          166%          234%        149%

-------
(1) Total return figures do not include the effect of any sales load.
 *  Commencement of operations.
 ** Commencement of offering of class of shares.
 #  Short periods have been annualized.

                       See notes to financial statements.

Chase Vista Funds
Financial Highlights (continued) (unaudited)
--------------------------------------------------------------------------------

                                                               Japan Fund                                Japan Fund
                                                 --------------------------------------    ---------------------------------------
                                                                Class A                                    Class B
                                                 --------------------------------------    ---------------------------------------
                                                    11/01/97       Year      11/02/95*        11/01/97       Year      11/03/95**
                                                    Through        Ended      Through         Through        Ended       Through
                                                    04/30/98     10/31/97     10/31/96        04/30/98     10/31/97     10/31/96
                                                 ------------- ------------ -----------    ------------- ------------ ------------
Per Share Operating Performance
Net Asset Value, Beginning of Period ............  $    9.52     $   9.42    $  10.00        $    9.42     $   9.35     $  10.00
                                                   ---------     --------    --------        ---------     --------     --------
 Income from Investment Operations:
  Net Investment Income .........................      0.486@       0.078      (0.083)           0.311@      (0.048)      (0.022)
  Net Gains or (Losses) in Securities
   (both realized and unrealized) ...............     (1.585)       0.242      (0.497)          (1.432)       0.298       (0.628)
                                                   ---------     --------    --------        ---------     --------     --------
  Total from Investment Operations ..............     (1.099)       0.320      (0.580)          (1.121)       0.250       (0.650)
                                                   ---------     --------    --------        ---------     --------     --------
Less Distributions:
 Dividends from Net Investment Income ...........      0.471        0.220          --            0.429        0.180           --
 Distributions from Realized Gains ..............         --           --          --               --           --           --
                                                   ---------     --------    --------        ---------     --------     --------
Total Distributions .............................      0.471        0.220          --            0.429        0.180           --
                                                   ---------     --------    --------        ---------     --------     --------
Net Asset Value, End of Period ..................  $    7.95     $   9.52    $   9.42        $    7.87     $   9.42     $   9.35
                                                   =========     ========    ========        =========     ========     ========
Total Return (1)                                      (11.91%)       3.49%      (5.80%)         (12.25%)       2.72%       (6.50%)
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ........  $   3,412     $  5,008    $  4,781        $     628     $  1,893     $    162
Ratios to Average Net Assets #:
 Ratio of Expenses ..............................       1.76%        1.75%       1.75%            2.50%        2.51%        2.52%
 Ratio of Net Investment Income .................      (0.98%)      (0.30%)     (0.91%)           2.03%       (5.73%)      (0.40%)
 Ratio of Expenses Without Waivers and
  Assumption of Expenses ........................       3.57%        2.89%       3.60%            4.30%        3.66%        4.00%
 Ratio of Net Investment Income Without
  Waivers and Assumptions of Expenses ...........      (2.79%)      (1.44%)     (2.76%)           0.23%       (6.88%)      (1.88%)
Portfolio Turnover Rate .........................        102%         217%        121%             102%         217%         121%



                                                                          Latin American
                                                                            Equity Fund
                                                                     -----------------------
                                                                       Class A     Class B
                                                                     ----------- -----------
                                                                      12/01/97*   12/01/97*
                                                                       Through     Through
                                                                       04/30/98    04/30/98
                                                                     ----------- -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period ..............................   $  10.00    $  10.00
                                                                      --------    --------
 Income from Investment Operations:
  Net Investment Income ...........................................      0.010@      0.010@
  Net Gains or (Losses) in Securities (both realized and
   unrealized) ....................................................      0.070       0.070
                                                                      --------    --------
  Total from Investment Operations ................................      0.080       0.080
                                                                      --------    --------
Less Distributions:
 Dividends from Net Investment Income .............................         --          --
 Distributions from Realized Gains ................................         --          --
                                                                      --------    --------
Total Distributions ...............................................         --          --
                                                                      --------    --------
Net Asset Value, End of Period ....................................   $  10.08    $  10.08
                                                                      ========    ========
Total Return (1)                                                          0.80%       0.80%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ..........................   $  8,722   $       4
Ratios to Average Net Assets # :
 Ratio of Expenses ................................................       1.74%       2.40%
 Ratio of Net Investment Income ...................................       3.21%       7.81%
 Ratio of Expenses Without Waivers and Assumption of Expenses .....       3.82%       4.31%
 Ratio of Net Investment Income Without Waivers and
  Assumptions of Expenses .........................................       1.12%       5.90%
Portfolio Turnover Rate ...........................................         20%         20%

-------
(1) Total return figures do not include the effect of any sales load.
 *  Commencement of operations.
 ** Commencement of offering of class of shares.
 #  Short periods have been annualized.
 @  Calculated using average shares outstanding

                       See notes to financial statements.

Chase Vista Funds
Financial Highlights (continued) (unaudited)
--------------------------------------------------------------------------------

                                                                          International Equity Fund
                                                -----------------------------------------------------------------------------
                                                                                   Class A
                                                -----------------------------------------------------------------------------
                                                                                 Year Ended
                                                  11/01/97   ---------------------------------------------------   12/31/92*
                                                   Through                                                          Through
                                                  04/30/98      10/31/97     10/31/96    10/31/95     10/31/94     10/31/93
                                                ------------ ------------- ----------- ------------ ------------ ------------
Per Share Operating Performance
Net Asset Value, Beginning of Period ..........   $ 12.11      $   12.38     $ 12.02     $ 12.31      $ 11.82      $ 10.00
                                                  -------      ---------     -------     -------      -------      -------
 Income from Investment Operations:
  Net Investment Income .......................   (0.050)         (0.046)@     0.056       0.039      (0.022)      (0.010)
  Net Gains or (Losses) in Securities (both
   realized and unrealized) ...................     2.381          0.330       0.367      (0.190)       0.566        1.830
                                                  -------      ---------     -------     -------      -------      -------
  Total from Investment Operations ............     2.331          0.284       0.423      (0.151)       05.44        1.820
                                                  -------      ---------     -------     -------      -------      -------
Less Distributions:
 Dividends from Net Investment Income .........     0.070          0.036       0.063          --           --           --
 Distributions from Realized Gains ............     0.301          0.520          --       0.137        0.054           --
                                                  -------      ---------     -------     -------      -------      -------
Total Distributions ...........................     0.371          0.556       0.063       0.137        0.054           --
                                                  -------      ---------     -------     -------      -------      -------
Net Asset Value, End of Period ................   $ 14.07      $   12.11     $ 12.38     $ 12.02      $ 12.31      $ 11.82
                                                  =======      =========     =======     =======      =======      =======
Total Return (1)                                    19.92%          2.27%       3.53%      (1.19%)       4.61%       22.23%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ......   $20,778      $  23,267     $24,904     $26,287      $37,926      $14,290
Ratios to Average Net Assets # :
 Ratio of Expenses ............................      1.99%          2.01%       2.00%       2.01%        2.00%        2.13%
 Ratio of Net Investment Income ...............     (0.33%)        (0.36%)      0.03%      (0.10%)      (0.27%)      (0.14%)
 Ratio of Expenses Without Waivers and
 Assumption of Expenses .......................      3.33%          2.08%       2.86%       2.86%        2.86%        2.86%
 Ratio of Net Investment Income Without
 Waivers and Assumptions of Expenses ..........     (1.67%)        (0.43%)     (0.89%)     (0.96%)      (1.13%)      (0.87%)

                                                                   International Equity Fund
                                                ----------------------------------------------------------------
                                                                            Class B
                                                ----------------------------------------------------------------
                                                  11/01/97                  Year Ended                11/04/93**
                                                   Through   ---------------------------------------   Through
                                                   4/30/98      10/31/97     10/31/96     10/31/95     10/31/94
                                                ------------ ------------- ------------ ------------ -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period ..........   $  11.94     $   12.24     $  11.89     $  12.23    $  11.69
                                                  --------     ---------     --------     --------    --------
 Income from Investment Operations:
  Net Investment Income .......................     (0.060)       (0.111)@      0.013       (0.026)     (0.053)
  Net Gains or (Losses) in Securities (both
   realized and unrealized) ...................      2.351         0.330        0.350       (0.180)      0.647
                                                  --------     ---------     --------     --------    --------
  Total from Investment Operations ............      2.291         0.219        0.363       (0.206)      0.594
                                                  --------     ---------     --------     --------    --------
Less Distributions:
 Dividends from Net Investment Income .........      0.010            --           --           --          --
 Distributions from Realized Gains ............      0.301         0.520        0.010        0.137       0.054
                                                  --------     ---------     --------     --------    --------
Total Distributions ...........................      0.311         0.520        0.010        0.137       0.054
                                                  --------     ---------     --------     --------    --------
Net Asset Value, End of Period ................   $  13.92     $   11.94     $  12.24     $  11.89    $  12.23
                                                  ========     =========     ========     ========    ========
Total Return (1)                                     19.68%         1.74%        3.03%       (1.61%)      5.09%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ......   $  8,681     $   7,989     $  7,819     $  6,759    $  7,182
Ratios to Average Net Assets # :
 Ratio of Expenses ............................       2.48%         2.51%        2.50%        2.50%       2.50%
 Ratio of Net Investment Income ...............      (0.77%)       (0.88%)      (0.43%)      (0.53%)     (0.94%)
 Ratio of Expenses Without Waivers and
 Assumption of Expenses .......................       3.82%         2.61%        3.36%        3.36%       3.36%
 Ratio of Net Investment Income Without
 Waivers and Assumptions of Expenses ..........      (2.11%)       (0.98%)      (1.29%)      (1.40%)     (1.80%)

-------
(1) Total return figures do not include the effect of any sales load.
 *  Commencement of operations.
 ** Commencement of offering of class of shares.
 #  Short periods have been annualized.
 @  Calculated using average shares outstanding.

                       See notes to financial statements.

International Equity Portfolio
Portfolio of Investments April 30, 1998 (unaudited)

Shares      Issuer                                     Value (USD)
--------------------------------------------------------------------
Long-Term Investments --99.3%
--------------------------------------------------------------------
            Common Stock -- 98.7%
            ---------------------
            Australia --  0.6%
            Banking -- 0.1%
   2,000      National Australia Bank, Ltd.                 $  28,449
            Insurance -- 0.1%
   8,000      QBE Insurance Group, Ltd.                        36,746
            Multi-Media -- 0.1%
   4,000      Publishing & Broadcasting Ltd.                   19,130
            Oil & Gas -- 0.3%
 126,000      Energy Equity Corp. Ltd.*                        75,632
                                                            ---------
            Total Australia                                   159,957
                                                            ---------
            Austria -- 0.8%
            Oil & Gas -- 0.8%
   1,795      Schoeller-Bleckmann Oilfield Equipment AG*      224,793
                                                            ---------
            Brazil -- 4.4%
            Steel -- 0.8%
 160,000      Confab Industrial SA (Preference Shares)        220,834
            Telecommunications -- 2.8%
   6,700      Telecomunicacoes Brasileiros SA, ADR            816,144
            Utilities -- 0.8%
  11,000      Centrais Electricas Brasileiras SA, ADR         247,111
                                                            ---------
            Total Brazil                                    1,284,089
                                                            ---------
            Finland -- 3.4%
            Food/Beverage Products -- 0.3%
     540      Raisio Group PLC                                 99,277
            Telecommunications -- 3.1%
  13,480      Nokia Oyj                                       904,557
                                                            ---------
            Total Finland                                   1,003,834
                                                            ---------
            France -- 10.8%
            Appliances & Household Durables -- 0.9%
   8,729      Moulinex                                        259,438
            Automotive -- 1.2%
   1,090      Equipment et Composants pour
                l'Industrie Automobile                        342,999

                  See notes to financial statements.

International Equity Portfolio
Portfolio of Investments April 30, 1998 (unaudited) (continued)

Shares      Issuer                                     Value (USD)
--------------------------------------------------------------------
Long-Term Investments --(continued)
--------------------------------------------------------------------
            Banking -- 4.4%
  11,963      Banque Nationale de Paris                   $1,008,772
   3,450      Credit Commercial de France                    275,426
                                                          ----------
                                                           1,284,198
                                                          ----------
            Computer Software -- 1.0%
   2,243      Cap Gemini Sogeti SA                           291,357
            Diversified -- 1.4%
  11,100      Lagardere SPA                                  424,615
            Telecommunications -- 1.9%
   3,096      Alcatel Alsthom (Cie General El)               574,144
                                                          ----------
            Total France                                   3,176,751
                                                          ----------
            Germany -- 12.4%
            Airlines -- 1.4%
  17,500      Deutsche Lufthansa AG                          416,748
            Automotive -- 2.9%
   9,000      Kolbenschmidt Pierburg AG                      293,634
                                         56
     690      Volkswagen AG                                  549,907
                                                          ----------
                                                             843,541
                                                          ----------
            Banking -- 2.9%
   5,900      Bayerische Vereinsbank AG                      449,151
   7,571      Dresdner Bank AG                               409,996
                                                          ----------
                                                             859,147
                                                          ----------
            Capital Goods -- 1.6%
     600      Mannesmann AG                                  476,507
            Food/Beverage Products -- 1.1%
  11,443      Kamps AG*                                      322,284
            Insurance --  2.5%
   2,347      Allianz AG Holding                             722,536
                                                          ----------
            Total Germany                                  3,640,763
                                                          ----------
            Hong Kong -- 0.1%
            Electronics/Electrical Equipment -- 0.0%
   4,000      New World Infrastructure Ltd.*                   8,598
            Real Estate -- 0.1%
   8,000      Cheung Kong Infrastructure Holdings             20,294
   5,840      HKR International, Ltd.                          3,506
                                                          ----------
                                                              23,800
                                                          ----------

                  See notes to financial statements.

International Equity Portfolio
Portfolio of Investments April 30, 1998 (unaudited) (continued)



57

Shares      Issuer                                     Value (USD)
--------------------------------------------------------------------
Long-Term Investments --(continued)
--------------------------------------------------------------------
            Telecommunications -- 0.0%
   5,600      Hong Kong Telecommunications Ltd.           $  10,483
                                                          ---------
            Total Hong Kong                                  42,881
                                                          ---------
            Ireland -- 2.6%
            Computer Software -- 0.4%
   3,600      IONA Technologies PLC, ADR*                   112,050
            Construction Materials -- 1.7%
  34,341      CRH PLC                                       490,119
            Real Estate -- 0.5%
  20,733      Green Property PLC                            162,977
                                                          ---------
            Total Ireland                                   765,146
                                                          ---------
            Italy -- 6.0%
            Automotive -- 0.4%
  46,000      Fiat SPA, (Preference Shares)                 113,054

            Consumer Products -- 0.7%
  16,000      CSP International Industria Calze SPA*        217,615
            Insurance -- 1.4%
 138,467      Instituto Nazionale delle Assicurazioni,
                (Ordinary Shares)                           413,379
            Oil & Gas -- 1.1%
  54,545      Saipem SPA                                    312,857
            Printing & Publishing -- 0.9%
  50,000      Poligrafici Editoriale SPA                    146,417
 160,000      Seat SPA*                                     120,139
                                                          ---------
                                                            266,556
                                                          ---------
            Telecommunications -- 1.5%
  57,692      Telecom Italia SPA                            434,984
                                                          ---------
            Total Italy                                   1,758,445
                                                          ---------
            Japan -- 8.3%
            Consumer Products -- 1.8%
  17,000      KAO Corp.                                     250,132
   2,700      Sony Corp.                                    224,881
   1,800      Uni-Charm Corp.                                68,084
                                                          ---------
                                                            543,097
                                                          ---------

                 See notes to financial statements.

International Equity Portfolio
Portfolio of Investments April 30, 1998 (unaudited) (continued)

Shares      Issuer                                        Value (USD)
---------------------------------------------------------------------
Long-Term Investments --(continued)
---------------------------------------------------------------------
            Electronics/Electrical Equipment -- 2.6%
   2,000      Keyence Corp.                                $ 269,612
   3,800      Mabuchi Motor                                  220,198
  11,000      Matsushita Electric Industrial Co., Ltd.       176,413
   8,000      Sumitomo Electric Industries                    95,438
                                                           ---------
                                                             761,661
                                                           ---------
            Entertainment/Leisure -- 1.0%
   3,200      Nintendo Company Ltd.                          289,523
            Food/Beverage Products -- 0.6%
  14,000      Nippon Meat Packers, Inc.                      190,635
            Health Care/Health Care Services -- 0.2%
   2,000      Takeda Chemical Industries                      57,190
            Oil & Gas --  0.3%
  37,000      Osaka Gas Co.                                   83,130
            Personal Services -- 0.6%
   3,000      Secom Co., Ltd.                                177,018
            Photographic Equipment -- 0.6%
   5,000      Fuji Photo Film                                178,153
            Printing & Publishing -- 0.6%
  14,000      Toppan Printing Co. Ltd.                       166,594
                                                           ---------
              Total Japan                                  2,447,001
                                                           ---------
            Malaysia -- 0.1%
            Agricultural Production/Services -- 0.0%
   2,000      Malakoff Bhd                                     5,255
            Conglomerate -- 0.1%
  24,000      Sime Darby Bhd                                  21,233
            Diversified -- 0.0%
   4,000      Berjaya Sports Toto Bhd                          9,491
                                                           ---------
              Total Malaysia                                  35,979
                                                           ---------
            Mexico -- 2.5%
            Diversified -- 1.1%
  58,329      ALFA, SA de C.V., Class A                      318,114
            Financial Services -- 0.7%
  70,000      Grupo Financiero Banamex Accival, SA
                de CV (Banacci), Ser. B*                     216,856

                 See notes to financial statements.

International Equity Portfolio
Portfolio of Investments April 30, 1998 (unaudited) (continued)

Shares      Issuer                                     Value (USD)
--------------------------------------------------------------------
Long-Term Investments --(continued)
--------------------------------------------------------------------
            Construction -- 0.7%
   8,000      Corporacion GEO, SA de CV, Ser. B, ADR*     $ 220,884
                                                          ---------
              Total Mexico                                  755,854
                                                          ---------
            Netherlands -- 5.3%
            Banking -- 0.0%
       1      ING Groep NV                                       65
            Business Services -- 3.2%
  17,000      Brunel International NV*                      555,638
  11,500      Koninklijke Ahrend Groep NV                   398,653
                                                          ---------
                                                            954,291
                                                          ---------
            Retailing -- 2.1%
   7,866      Hunter Douglas NV                             383,698
   3,700      Vendex International NV                       237,468
                                                          ---------
                                                            621,166
                                                          ---------
              Total Netherlands                           1,575,522
                                                          ---------
            Philippines -- 0.3%
            Real Estate -- 0.2%
  62,640      Ayala Land, Inc.                               24,572
  66,800      SM Prime Holdings, Inc.                        11,979
                                                          ---------
                                                             36,551
                                                          ---------
            Utilities -- 0.1%
  12,900      Manila Electric Co., Class B                   36,628
                                                          ---------
              Total Philippines                              73,179
                                                          ---------
            Poland -- 1.4%
            Banking -- 0.7%
   9,000      Bank Inicjatyw Gospodarczych BIG SA, GDR*     208,125
            Electronics/Electrical Equipment -- 0.7%
 304,000      Elektrim Spolka Akcyjna SA                    210,878
                                                          ---------
              Total Poland                                  419,003
                                                          ---------
            Portugal -- 2.1%
            Banking -- 1.6%
  13,175      Banco Comercial Portugues, SA                 462,272

                 See notes to financial statements.

International Equity Portfolio
Portfolio of Investments April 30, 1998 (unaudited) (continued)

Shares      Issuer                                       Value (USD)
--------------------------------------------------------------------
Long-Term Investments --(continued)
--------------------------------------------------------------------
            Retailing -- 0.5%
   2,900      Jeronimo Martins & Filho, Sociedade
                Gestora de Part                           $ 135,691
                                                          ---------
            Total Portugal                                  597,963
                                                          ---------
            Russia -- 0.7%
            Telecommunications -- 0.7%
   4,250      Global TeleSystems Group, Inc.                199,750
                                                          ---------
            Singapore -- 0.0%
            Engineering Services -- 0.0%
  14,000      Singapore Technologies Engineering
              Ltd. (Foreign)*                                12,028
                                                          ---------
            Spain -- 1.3%
            Banking -- 1.3%
   6,100      Banco Bilbao Vcizcaya, SA                     314,012
     670      Banco Pastor SA                                76,502
                                                          ---------
            Total Spain                                     390,514
                                                          ---------
            Sweden -- 3.8%
            Computer Software -- 0.5%
   6,500      Industri-Matematik International Corp.*       144,625
            Insurance -- 1.8%
   7,450      Skandia Forsakrings AB                        518,959
                                                          ---------
            Telecommunications -- 1.5%
  10,886      Telephonica de Espana SPA                     454,596
                                                          ---------
            Total Sweden                                  1,118,180
                                                          ---------
            Switzerland -- 5.9%
            Banking -- 2.2%
     393      UBS-Union Bank of Switzerland                 633,076
            Health Care/Health Care Services -- 2.0%
     360      Novartis AG (Registered)                      595,279
            Insurance -- 1.4%
     657      Zurich Versicherungs-Gesellschaft             400,385
            Photographic Equipment -- 0.3%
     288      Fotolabo SA                                    99,661
                                                          ---------
            Total Switzerland                             1,728,401
                                                          ---------

                 See notes to financial statements.

International Equity Portfolio
Portfolio of Investments April 30, 1998 (unaudited) (continued)

Shares      Issuer                                    Value (USD)
-----------------------------------------------------------------
Long-Term Investments --(continued)
-----------------------------------------------------------------
            Thailand -- 0.3%
            Banking -- 0.1%
   7,600      Thai Farmers Bank Public Company
                Limited (Foreign)*                     $  17,402
            Oil & Gas -- 0.1%
   2,100      PTT Exploration and Production
                Public Co., Ltd. (Foreign)                22,168
            Utilities -- 0.1%
  10,700      Electricity Generating Public Company
                Ltd. (Foreign)*                           20,763
                                                       ---------
            Total Thailand                                60,333
                                                       ---------
            United Kingdom -- 24.9%
            Aerospace -- 1.7%
  15,360      British Aerospace PLC                      513,278

            Banking -- 4.7%
  69,000      National Westminster Bank                1,373,613
            Business Services -- 1.4%
  33,856      Delphi Group PLC                           422,416
            Consumer Products -- 3.6%
 100,073      Unilever PLC                             1,066,160
            Diversified -- 2.1%
 139,286      Cookson Group PLC                          625,486
            Entertainment/Leisure 0.8%
  13,450      Granada Group PLC                          231,700
            Hotels/Other Lodging -- 1.0%
 106,340      Jarvis Hotels PLC*                         282,787
            Oil & Gas -- 4.5%
  84,864      British-Borneo Petroleum Syndicate PLC     493,224
 111,223      Shell Transport & Trading PLC              827,791
                                                       ---------
                                                       1,321,015
                                                       ---------
            Pharmaceuticals -- 2.4%
  25,368      Glaxo Wellcome PLC                         718,730
            Telecommunications -- 2.7%
  39,000      Securicor PLC                              258,953
  50,045      Vodafone Group PLC                         549,701
                                                       ---------
                                                         808,654
                                                       ---------
            Total United Kingdom                       7,363,839
                                                       ---------

                See notes to financial statements.

International Equity Portfolio
Portfolio of Investments April 30, 1998 (unaudited) (continued)

Shares      Issuer                               Value (USD)
--------------------------------------------------------------
Long-Term Investments --(continued)
--------------------------------------------------------------
            Venezuela -- 0.7%
            Telecommunications -- 0.7%
   6,000      Compania Anonima Nacional
                Telefonos de Venezuela (CANTV) ADR  $  201,000
                                                    ----------
            Total Common Stock
            (Cost $25,565,631)                      29,035,205
                                                    ----------
            Rights -- 0.0%
            --------------
            Spain -- 0.0%
            Telecommunications -- 0.0%
  10,886      Telefonica de Espana, SPA,
                Expires 05/07/98*                        8,434
                                                    ----------
            Total Rights
            (Cost $0)
            Warrants -- 0.0%
            ----------------
            Malaysia -- 0.0%
            Construction -- 0.0%
  60,000      Sunway Building Technology, Bhd.,
                RULs, Redeemable, Unsecured,
                Loan Stock) 3.0%, Expires
                07/30/01*                               10,456
  21,000      Sunway Building Technology, Bhd.,
                5.50%, Expires 7/30/01*                  1,914
                                                    ----------
            Total Warrants
            (Cost $24,077)                              12,370
                                                    ----------

               See notes to financial statements.

International Equity Portfolio
Portfolio of Investments April 30, 1998 (unaudited) (continued)

Principal
Amount
(USD)                 Issuer                              Value (USD)
---------------------------------------------------------------------
Long-Term Investments --(continued)
---------------------------------------------------------------------
                    Corporate Notes & Bonds -- 0.6%
                    -------------------------------
                    Germany -- 0.0%
                    Automotive --  0.0%
   $  8,800           Daimler Benz AG, 5.75%, 06/14/02    $     8,049
                                                          -----------
  Principal
    Amount          Italy -- 0.6%
(ItalianLira)       Banking -- 0.6%
L.130,900,000         Banco Intesa SPA, 6.30%, 01/01/03       175,041
                                                          -----------
                    Total Corporate Notes & Bonds             183,090
                    (Cost $79,597)
======================================================================
                      Total Investments -- 99.3%          $29,239,099
                      (Cost $25,669,305)
======================================================================

Index.

# Security may only be sold to qualified institutional buyers.
+ All or a portion of this security is pledged.
* Non income producing security.
ADR American Depository Receipt.
GDR Global Depository Receipt.
HKD Hong Kong Dollar.

                  See notes to financial statements.

International Equity Portfolio
Statement of Assets and Liabilities April 30, 1998 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment securities, at value (Note 1) .........   $29,239,099
  Cash .............................................           189
  Foreign cash (Cost $193,406) .....................       193,501
  Receivables:
   Open forward currency contracts .................           156
   Investment securities sold ......................       458,532
   Interest and dividends ..........................       149,229
    Other assets ...................................           322
                                                       -----------
     Total assets ..................................    30,041,028
                                                       -----------
LIABILITIES:
  Payables:
   Investment securities purchased .................       335,800
   Open forward currency contracts .................           326
  Accrued liabilities: (Note 2)
   Custodian .......................................         4,919
   Other ...........................................       101,164
                                                       -----------
     Total Liabilities .............................       442,209
                                                       -----------
  NET ASSETS APPLICABLE TO INVESTORS'
    BENEFICIAL INTERESTS ...........................   $29,598,819
                                                       ===========
  Cost of Investments ..............................   $25,669,305
                                                       ===========

                       See notes to financial statements.

International Equity Portfolio
Statement of Operations
For the six month period ended April 30, 1998 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividend ..............................................    $  235,127
  Interest ..............................................        23,411
  Foreign taxes withheld ................................       (21,511)
                                                             ----------
   Total investment income ..............................       237,027
                                                             ----------
EXPENSES: (Note 2)
  Investment Advisory fees ..............................       140,827
  Administration fees ...................................         7,041
  Custodian fees ........................................        21,595
  Amortization of organization costs (Note 1) ...........         5,711
  Professional fees .....................................        37,910
  Trustees fees .........................................           282
  Other .................................................        47,164
                                                             ----------
    Total expenses ......................................       260,530
                                                             ----------
  Less amounts waived ...................................       147,868
                                                             ----------
   Net Expenses .........................................       112,662
                                                             ----------
    Net investment income ...............................       124,365
                                                             ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain (loss) on:
   Investments ..........................................     2,515,981
   Financial futures contracts ..........................      (131,394)
   Foreign currency transactions ........................      (117,616)
  Change in net unrealized appreciation on:

    Investments .........................................     2,833,689
    Foreign currency contracts and transactions .........       184,452
                                                             ----------
  Net realized and unrealized gain ......................     5,285,112
                                                             ----------
  Net increase in net assets from operations ............    $5,409,477
                                                             ==========

                   See notes to financial statements.

International Equity Portfolio
Statement of Changes in Net Assets For the periods indicated (unaudited)
--------------------------------------------------------------------------------

                                                           11/01/97             Year
                                                            Through             ended
                                                           04/30/98           10/31/97
                                                         -----------        -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income ..............................   $   124,365        $   272,824
  Net realized gain on investments ...................     2,266,971          1,200,585
  Change in net unrealized appreciation on
   investments and foreign currency transactions .....     3,018,141                392
                                                         -----------        -----------
  Increase in net assets from operations .............     5,409,477          1,473,801
                                                         -----------        -----------
TRANSACTIONS IN INVESTORS
BENEFICIAL INTEREST:
  Contributions ......................................    11,662,047         21,249,906
  Withdrawals ........................................   (18,884,281)       (23,632,110)
                                                         -----------        -----------
  Net decrease from transactions in investors'
   beneficial interests ..............................    (7,222,234)        (2,382,202)
                                                         -----------        -----------
    Net (decrease) in net assets .....................    (1,812,757)          (908,401)
NET ASSETS:
  Beginning of period ................................    31,411,576         32,319,977
                                                         -----------        -----------
  End of period ......................................   $29,598,819        $31,411,576
                                                         ===========        ===========

                       See notes to financial statements.

International Equity Portfolio
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies -- International Equity Portfolio (the "Portfolio") ("IEP") is separately registered under the Investment Company Act of 1940, as amended, as a non-diversified, open end management investment company organized as a trust under the Laws of the State of New York. The declaration of trust permits the Trustees to issue beneficial interests in the Portfolio. The Portfolio commenced operations on December 29, 1992.

    The following is a summary of significant accounting policies followed by the Portfolio:

    The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    A. Valuation of Investments -- Equity securities, purchased options and futures are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the last quoted bid price. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

    B. Repurchase Agreements -- It is the Trust's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Trust's custodian bank, subcustodian or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Trusts may be delayed or limited.

    C. Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to hedge the Portfolio against fluctuations in the value of its assets or liabilities due to change in the value of foreign currencies. Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market". When the forward contract is closed, or the delivery of the currency is made or taken, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Portfolio is subject to off-balance sheet risk to the extent of the value of the contracts for purchases of currency and in an unlimited amount for sales of currency.

    D. Foreign Currency Translation -- The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis:

        1. Market value of investment securities and other assets and liabilities: at the closing rate of exchange at the balance sheet date.

International Equity Portfolio
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

        2. Purchases and sales of investment securities, income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

    Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the periods, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized losses on security transactions.

    Reported realized foreign exchange gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies which are held at period end.


    E. Futures Contracts -- When the Portfolio enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Portfolio makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

    The Portfolio invested a portion of its liquid assets in long stock index futures contracts to more fully participate in the market. Use of long futures contracts subject the Portfolio to risk of loss up to the amount of the value of the contract.

    The Portfolio may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

    As of April 30, 1998, the Portfolio had no outstanding futures contracts.

    F. Written Options -- When the Portfolio writes an option on a futures contract, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded in a corresponding unrealized gain or loss account. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the fund realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was written).

    The Portfolio writes options on stock index securities futures. These options are settled for cash and subject the Portfolio to market risk in excess of the amounts that are reflected in the Statement of Assets and Liabilities. The Portfolio, however, is not subject to credit risk on written options as the counterparty has already performed its obligation by paying a premium at the inception of the contract.

    As of April 30, 1998, the Portfolio had no outstanding written options.

    G. Security Transactions and Investment Income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

    H. Organization Costs -- Organization and initial registration costs incurred in connection with establishing the Portfolio have been deferred and are being amortized

International Equity Portfolio
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

    on a straight-line basis over a sixty month period beginning at the commencement of operations of the Portfolio.

    I. Federal Income Taxes -- The Portfolio intends to continue to qualify as a partnership and therefore net income and net realized gains are taxed to the partners. Accordingly, no tax provision is recorded by the Portfolio. The investors in the Portfolio must take into account their proportionate share of the Portfolio's income, gains, losses, deductions, credits and tax preference items in computing their federal income tax liability, without regard to whether they have received any cash distributions from the Portfolio. The Portfolio does not intend to distribute to investors its net investment income or its net realized gains, if any. It is intended that the Portfolio will be managed in such a way that investors in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code to be taxed as regulated investment companies.

2.  Fees and Other Transactions with Affiliates

    A. Investment Advisory Fee -- Pursuant to an Investment Advisory Agreement, The Chase Manhattan Bank ("Chase" or the "Advisor") acts as the Investment Advisor to the Portfolio. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As Investment Advisor, Chase supervises the investments of the Portfolio and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 1.00% of the Portfolio's average daily net assets. For the six months ended April 30, 1998, the Advisor waived all of its fees for the Portfolio.

    Chase Asset Management, Inc. ("CAM"), a registered investment advisor, is the sub-investment advisor to the Portfolio pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.50% of the Portfolio's average daily net assets.

    B. Custodial Fees -- Chase, as Custodian, provides safekeeping services for the Portfolio's securities. Compensation for such services are presented in the Statement of Operations as custodian fees.

    C. Administration Fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Portfolio. For these services and facilities, the Administrator receives from the Portfolio a fee computed at the annual rate equal to 0.05% of the Portfolio's average daily net assets. For the six months ended April 30, 1998, the Administrator waived all of its fees for the Portfolio.

3. Investment Transactions -- For the six months ended April 30, 1998, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government) ...........................    $24,920,305
Sales (excluding U.S. Government) ...............................     24,201,700

The portfolio turnover rate of IEP for the six months ended April 30, 1998, was 90.41%.

International Equity Portfolio
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

4. Open Forward Foreign Currency Contracts -- The following forward foreign currency contracts were open at April 30, 1998.

                               Delivery                                              Net
                                 Value                                 Market    Unrealized
                                (Local         Cost     Settlement     Value     Gain (Loss)
                               Currency)      (USD)        Date        (USD)        (USD)
                            -------------- ----------- ------------ ----------- ------------
Purchases
Spanish Peseta ............     200,000    $  1,316      05/05/98     $  1,313     $  (3)
Singapore Dollar ..........       9,000       5,660      05/05/98        5,683        23
Sales
Australian Dollar .........     200,000    $130,180      05/06/98     $130,503     $(323)
Swiss Franc ...............      50,000      33,422      05/04/98       33,364        58
Italian Lira .............. 120,000,000      67,883      05/05/98       67,808        75

5. Retirement Plan -- The Portfolio has adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Portfolio who will have served as independent trustees for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the six months ended April 30, 1998, included in Trustees Fees in the Statement of Operations, and accrued pension liability included in other accrued liabilities, in the Statement of Assets and Liabilities were $129 and $968, respectively.

6.  Foreign Cash Positions

                                                                                Net
                                                                 Market     Unrealized
                                      Local          Cost         Value     Gain (Loss)
            Currency                 Currency        (USD)        (USD)        (USD)
-------------------------------- --------------- ------------ ------------ ------------
Australian Dollar ..............        5,030     $  3,313     $  3,282       ($  31)
Austrian Schilling .............       98,755        7,674        7,827          153
British Pound Sterling .........       24,185       40,449       40,449            0
Deutsche Mark ..................       11,862        6,615        6,615            0
Finnish Markka .................          360           66           66            0
French Franc ...................       11,419        1,682        1,899          217
Greek Drachma ..................         4.250          13           13            0
Hong Kong Dollar ...............        4,374          565          565            0
Indonesian Rupiah ..............      961,005          283          120         (163)
Irish Punt .....................          734        1,076        1,032          (44)
Italian Lira ...................  129,795,566       73,209       73,333          124
Japanese Yen ...................      870,719        6,638        6,587          (51)
Malaysian Ringgit ..............        2,358          642          632          (10)
Netherlands Guilder ............        8,402        4,148        4,161           13
Norwegian Krone ................            2            0            0            0
Philippine Peso ................       72,126        1,906        1,796         (110)
Portuguese Escudo ..............      574,326        3,122        3,126            4
Singapore Dollar ...............        1,772        1,113        1,120            7
Swedish Krona ..................       78,874       10,167       10,193           26
Swiss Franc ....................       43,212       28,903       28,812          (91)
Spanish Peseta .................     (104,243)        (667)        (684)         (17)
Thai Baht ......................       98,787        2,489        2,557           68
                                                  --------     --------        -----
                                                  $193,406     $193,501        $  95
                                                  ========     ========        =====

Chase Vista Funds Service Center
P.O. Box 419392
Kansas City, MO 64179

Investment Adviser, Administrator,
Shareholder and Fund Servicing Agent
and Custodian
The Chase Manhattan Bank

Distributor
Vista Fund Distributors, Inc.

Transfer Agent
DST Systems, Inc.

Legal Counsel
Simpson Thacher & Bartlett

Independent Accountants
Price Waterhouse LLP

Chase Vista Funds are distributed by Vista Fund Distributors, Inc. which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from Chase Vista Funds for providing investment advisory and other services.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the Funds without examination by independent accountants, who express no opinion thereto.

To obtain a prospectus for any of the Chase Vista Funds, call 1-800-34-VISTA. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.


JUNE 1998                                                           CVINTL-3-498